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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Fund

(Exact name of registrant as specified in charter)

One SeaGate
Toledo, Ohio 43666
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUND One SeaGate Toledo, Ohio 43666	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (419) 249-2900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 — SCHEDULE OF INVESTMENTS
The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 — 12-14 of Regulation S-X [17 CRF 210.12-12 — 12-14]:
Harbor Fund’s schedules of investments as of July 31, 2005 are included.
ITEM 2 — CONTROLS AND PROCEDURES
(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 3 — EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 26th day of September, 2005 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUND
By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	September 26, 2005

By:	/s/ Constance L. Souders Constance L. Souders	Vice President, Treasurer and Chief Financial Officer	September 26, 2005

QUARTERLY SCHEDULE OF
PORTFOLIO HOLDINGS

July 31, 2005

Harbor Fund

DOMESTIC EQUITY

INTERNATIONAL EQUITY

FIXED INCOME

Harbor Domestic Equity Funds
Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.2%)

Semiconductor Equipment & Products	9.1
Diversified Financials	8.4
Software	8.0
Pharmaceuticals	7.4
Biotechnology	7.2
Internet Software & Services	6.7
Health Care Providers & Services	6.0
Specialty Retail	4.9
Computers & Peripherals	4.3
Multiline Retail	4.0
Communications Equipment	3.3
Industrial Conglomerates	3.3
Energy Equipment & Services	3.1
Health Care Equipment & Supplies	2.9
Textiles & Apparel	2.8
Food & Drug Retailing	2.4
Internet & Catalog Retail	2.3
Personal Products	1.9
Wireless Telecommunication Services	1.7
Oil & Gas	1.6
Electronic Equipment & Instruments	1.5
Hotels Restaurants & Leisure	1.4
Household Products	1.4
Beverages	1.3
Food Products	1.3
Commercial Services & Supplies	0.6

COMMON STOCKS—98.8%
		Value
Shares		(000s)

BEVERAGES—1.3%
1,704,700	PepsiCo Inc.	$92,957

BIOTECHNOLOGY—7.2%
2,257,900	Amgen Inc.*	180,068
2,780,600	Genentech Inc.[1]*	248,391
2,145,400	Gilead Sciences Inc.[1]*	96,135

		524,594

COMMERCIAL SERVICES & SUPPLIES—0.6%
1,421,400	Cogent Inc.[1]	42,742

COMMUNICATIONS EQUIPMENT—3.3%
3,688,800	Cisco Systems Inc.*	70,641
3,662,700	QUALCOMM Inc.	144,640
376,200	Research In Motion Ltd.[1]*	26,582

		241,863

COMPUTERS & PERIPHERALS—4.3%
2,569,200	Apple Computer Inc.*	109,576
3,627,500	Dell Inc.*	146,805
4,107,800	EMC Corp.*	56,236

		312,617

DIVERSIFIED FINANCIALS—8.4%
3,780,300	American Express Co.	207,917
9,731,200	Charles Schwab Corp.[1]	133,317
716,200	Goldman Sachs Group Inc.[1]	76,977
2,411,156	JPMorgan Chase & Co.[1]	84,728
1,776,800	Merrill Lynch & Co. Inc.	104,440

		607,379

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
3,071,100	Agilent Technologies Inc.*	80,586
1,283,600	LG.Philips LCD Co. Ltd. ADR[2]*	29,549

		110,135

ENERGY EQUIPMENT & SERVICES—3.1%
2,695,900	Schlumberger Ltd.[1]	225,755

FOOD & DRUG RETAILING—2.4%
1,293,800	Whole Foods Market Inc.[1]	176,617

FOOD PRODUCTS—1.3%
9,475,200	Cadbury Schweppes plc	91,259

HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
952,900	Alcon Inc.[1]	109,155
2,147,600	St. Jude Medical Inc.*	101,818

		210,973

HEALTH CARE PROVIDERS & SERVICES—6.0%
2,558,800	Caremark Rx Inc.[1]*	114,071
857,700	CIGNA Corp.	91,560
2,172,900	UnitedHealth Group Inc.	113,643
1,601,300	WellPoint Inc.*	113,276

		432,550

HOTELS RESTAURANTS & LEISURE—1.4%
1,870,000	Starbucks Corp.[1]*	98,269

HOUSEHOLD PRODUCTS—1.4%
1,884,000	Procter & Gamble Co.[1]	104,807

INDUSTRIAL CONGLOMERATES—3.3%
6,846,200	General Electric Co.	236,194

INTERNET & CATALOG RETAIL—2.3%
3,985,000	eBay Inc.*	166,493

DOMESTIC EQUITY

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INTERNET SOFTWARE & SERVICES—6.7%
1,005,600	Google Inc. Cl. A1*	$289,371
5,895,900	Yahoo! Inc.*	196,569

		485,940

MULTILINE RETAIL—4.0%
1,431,400	Federated Department Stores Inc.[1]	108,600
3,067,300	Target Corp.[1]	180,204

		288,804

OIL & GAS—1.6%
2,306,200	Suncor Energy Inc.	112,773

PERSONAL PRODUCTS—1.9%
1,779,900	Estee Lauder Cosmetics Inc. CI. A1	69,665
1,340,900	Gillette Co.	71,966

		141,631

PHARMACEUTICALS—7.4%
1,881,200	Eli Lilly & Co.	105,949
2,751,200	Novartis AG ADR[1,2]	134,011
1,527,200	Pfizer Inc.	40,471
2,681,000	Roche Holdings Ltd. ADR[1,2]	182,746
856,500	Sanofi-Aventis	74,094

		537,271

SEMICONDUCTOR EQUIPMENT & PRODUCTS—9.1%
5,147,300	Applied Materials Inc.[1]	95,019
5,252,200	Intel Corp.	142,545
3,471,300	Marvell Technology Group Ltd.[1]*	151,661
2,523,900	Maxim Integrated Products Inc.[1]	105,676
5,148,500	Texas Instruments Inc.	163,516

		658,417

SOFTWARE—8.0%
4,485,300	Adobe Systems Inc.[1]	132,944
2,348,300	Electronic Arts Inc.[1]*	135,262
1,768,600	Mercury Interactive Corp.[1]*	69,630
3,807,800	Microsoft Corp.[1]	97,518
1,444,400	NAVTEQ Corp.[1]*	63,510
1,935,900	SAP AG ADR[1,2]	82,895

		581,759

SPECIALTY RETAIL—4.9%
4,181,000	Chico’s FAS Inc.[1]*	167,700
1,382,700	Lowe’s Cos. Inc.[1]	91,562
1,098,300	PETsMART Inc.[1]	32,674
1,479,600	Williams-Sonoma Inc.[1]*	65,339

		357,275

TEXTILES & APPAREL—2.8%
2,732,500	Coach Inc.[1]*	95,938
1,241,800	Nike Inc. Cl. B1	104,063

		200,001

WIRELESS TELECOMMUNICATION SERVICES—1.7%
3,478,800	Nextel Communications Inc. Cl. A1*	121,062

TOTAL COMMON STOCKS (Cost $5,490,100)		7,160,137

SHORT-TERM INVESTMENTS—5.1%
Principal
Amount
(000s)

COMMERCIAL PAPER
Citigroup Funding Inc.
$75,893	3.250%—08/01/2005	75,893

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
297,986,601	Prime Portfolio (1-day yield of 3.410%)	297,987

TOTAL SHORT-TERM INVESTMENTS (Cost $373,880)		373,880

TOTAL INVESTMENTS—103.9% (Cost $5,863,980)		7,534,017
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.9%)		(285,521)

TOTAL NET ASSETS—100.0%		$7,248,496

1	A portion or all of this security was out on loan at July 31, 2005.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.1%)

Energy Equipment & Services	16.9
Semiconductor Equipment & Products	11.9
Specialty Retail	10.1
Electronic Equipment & Instruments	9.1
Biotechnology	8.4
Communications Equipment	4.4
Pharmaceuticals	3.8
Commercial Services & Supplies	3.7
Internet Software & Services	3.4
Health Care Providers & Services	3.1
Software	2.9
Hotels Restaurants & Leisure	2.8
Media	2.6
Computers & Peripherals	2.5
Diversified Financials	2.3
Auto Components	2.0
Health Care Equipment & Supplies	1.6
Textiles & Apparel	1.5
Banks	1.2
Multiline Retail	1.2
IT Consulting & Services	1.1
Wireless Telecommunication Services	1.1
Air Freight & Couriers	0.7
Airlines	0.6

COMMON STOCKS—98.9%
		Value
Shares		(000s)

AIR FREIGHT & COURIERS—0.7%
15,900	EGL Inc.[1]*	$320

AIRLINES—0.6%
14,600	SKYWEST Inc.	303

AUTO COMPONENTS—2.0%
24,500	Dana Corp.	385
32,400	Gentex Corp.[1]	577

		962

BANKS—1.2%
17,100	Investors Financial Services Corp.[1]	589

BIOTECHNOLOGY—8.4%
6,000	Biogen Idec Inc.*	236
9,500	Cephalon Inc.[1]*	398
9,200	Gen-Probe Inc.[1]*	406
13,000	Genzyme Corp.*	967
15,800	Gilead Sciences Inc.*	708
10,900	Martek Biosciences Corp.[1]*	475
31,900	MedImmune Inc.*	906

		4,096

COMMERCIAL SERVICES & SUPPLIES—3.7%
11,000	Alliance Data Systems Corp.*	468
7,500	Global Payments Inc.[1]	497
28,300	Monster Worldwide Inc.*	859

		1,824

COMMUNICATIONS EQUIPMENT—4.4%
25,200	Avocent Corp.[1]*	879
19,500	Comverse Technology Inc.*	493
6,600	Harris Corp.	238
22,400	Juniper Networks Inc.*	537

		2,147

COMPUTERS & PERIPHERALS—2.5%
24,200	Network Appliance Inc.*	617
17,100	SanDisk Corp.*	578

		1,195

DIVERSIFIED FINANCIALS—2.3%
1,700	Chicago Mercantile Exchange Holdings Inc.	512
16,550	Fair Isaac Corp.	623

		1,135

ELECTRONIC EQUIPMENT & INSTRUMENTS—9.1%
32,900	Agilent Technologies Inc.*	863
24,800	Broadcom Corp. Cl. A*	1,061
7,800	Diebold Inc.	388
10,300	Mettler-Toledo International Inc.*	541
21,700	PerkinElmer Inc.	455
41,000	Symbol Technologies Inc.	477
22,700	Thermo Electron Corp.*	678

		4,463

ENERGY EQUIPMENT & SERVICES—16.9%
17,000	BJ Services Co.	1,037
17,400	ENSCO International Inc.	703
32,400	Grant Prideco Inc.*	1,040
15,600	Nabors Industries Ltd.*	1,021
22,700	National Oilwell Varco Inc.*	1,188
41,800	Patterson-UTI Energy Inc.	1,372
31,000	Precision Drilling Corp.[1]*	1,304
9,200	Weatherford International Ltd.*	582

		8,247

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
11,400	ResMed Inc.[1]*	$764

HEALTH CARE PROVIDERS & SERVICES—3.1%
13,647	Caremark Rx Inc.*	608
23,100	Community Health Systems Inc.*	892

		1,500

HOTELS RESTAURANTS & LEISURE—2.8%
19,800	Outback Steakhouse Inc.	922
16,500	Scientific Games Corp. Cl. A*	452

		1,374

INTERNET SOFTWARE & SERVICES—3.4%
21,200	Akamai Technologies Inc.[1]*	324
27,300	McAfee Inc.*	857
18,600	VeriSign Inc.*	489

		1,670

IT CONSULTING & SERVICES—1.1%
11,000	Affiliated Computer Services Inc. Cl. A*	550

MEDIA—2.6%
6,800	Getty Images Inc.[1]*	549
19,700	Scholastic Corp.[1]*	728

		1,277

MULTILINE RETAIL—1.2%
29,100	Dollar General Corp.[1]	591

PHARMACEUTICALS—3.8%
33,200	IVAX Corp.*	846
19,500	Medicis Pharmaceutical Corp. Cl. A	661
12,600	MGI PHARMA Inc.[1]*	344

		1,851

SEMICONDUCTOR EQUIPMENT & PRODUCTS—11.9%
24,100	Advanced Micro Devices Inc.*	484
20,900	Altera Corp.*	457
5,800	Analog Devices Inc.	227
9,900	KLA-Tencor Corp.	512
7,700	Lam Research Corp.*	219
21,400	Marvell Technology Group Ltd.*	935
14,800	Maxim Integrated Products Inc.	620
18,900	Microchip Technology Inc.	587
27,600	National Semiconductor Corp.	682
13,400	QLogic Corp.*	416
23,300	Xilinx Inc.	661

		5,800

SOFTWARE—2.9%
14,800	Autodesk Inc.	506
9,300	F5 Networks Inc.*	392
11,400	NAVTEQ Corp*	501

		1,399

SPECIALTY RETAIL—10.1%
10,000	Abercrombie & Fitch Co. Cl. A	721
8,000	Bed Bath & Beyond Inc.*	367
18,000	Chico’s FAS Inc.*	722
11,700	Linens ’n Things Inc.*	307
22,750	Staples Inc.	518
17,300	Tiffany & Co.	589
18,300	TJX Cos. Inc.	430
20,800	Urban Outfitters Inc.*	1,263

		4,917

TEXTILES & APPAREL—1.5%
14,800	Polo Ralph Lauren Corp. Cl. A	729

WIRELESS TELECOMMUNICATION SERVICES—1.1%
8,300	Leap Wireless International Inc.*	258
3,500	NII Holdings Inc. Cl. B1	261

		519

TOTAL COMMON STOCKS (Cost $37,820)		48,222

SHORT-TERM INVESTMENTS—15.0%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$502	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FNMA Bond (market value $513)	502

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
6,827,460	Prime Portfolio (1-day yield of 3.410%)	6,827

TOTAL SHORT-TERM INVESTMENTS (Cost $7,329)		7,329

TOTAL INVESTMENTS—113.9% (Cost $45,149)		55,551
CASH AND OTHER ASSETS, LESS LIABILITIES—(13.9%)		(6,771)

TOTAL NET ASSETS—100.0%		$48,780

1	A portion or all of this security was out on loan at July 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.2%)

Health Care Equipment & Supplies	11.0
Commercial Services & Supplies	9.6
Oil & Gas	8.9
Banks	6.6
Internet Software & Services	6.1
Semiconductor Equipment & Products	6.0
Pharmaceuticals	5.4
IT Consulting & Services	4.3
Biotechnology	4.1
Electronic Equipment & Instruments	4.0
Machinery	4.0
Metals & Mining	3.5
Software	3.4
Energy Equipment & Services	3.1
Health Care Providers & Services	2.8
Food Products	2.0
Media	1.9
Specialty Retail	1.7
Hotels Restaurants & Leisure	1.5
Household Durables	1.4
Road & Rail	1.2
Computers & Peripherals	1.1
Communications Equipment	1.0
Building Products	0.8
Diversified Financials	0.5
Leisure Equipment & Products	0.5
Real Estate	0.4

COMMON STOCKS—96.8%
		Value
Shares		(000s)

BANKS—6.6%
439,200	East West Bancorp Inc.	$15,152
381,400	Investors Financial Services Corp.	13,128
452,300	Signature Bank*	13,583
553,400	UCBH Holdings Inc.	10,111

		51,974

BIOTECHNOLOGY—4.1%
368,550	Celgene Corp.*	17,635
1,031,200	Human Genome Sciences Inc.*	15,107

		32,742

BUILDING PRODUCTS—0.8%
141,200	Watsco Inc.	6,687

COMMERCIAL SERVICES & SUPPLIES—9.6%
245,500	CheckFree Corp.*	8,313
216,675	Corporate Executive Board Co.	17,481
418,900	Laureate Education Inc.*	18,976
710,900	Navigant Consulting Inc.*	14,218
248,400	Stewart Enterprises Inc. Cl. A	1,865
411,750	Waste Connections Inc.*	14,823

		75,676

COMMUNICATIONS EQUIPMENT—1.0%
410,300	Emulex Corp.*	7,792

COMPUTERS & PERIPHERALS—1.1%
1,132,800	Advanced Digital Information Corp.*	9,040

DIVERSIFIED FINANCIALS—0.5%
219,997	Apollo Investment Corp.	3,958

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.0%
748,400	Exar Corp.*	11,918
953,600	PerkinElmer Inc.	20,007

		31,925

ENERGY EQUIPMENT & SERVICES—3.1%
378,600	Oil States International Inc.*	11,199
641,400	Superior Energy Services Inc.*	13,687

		24,886

FOOD PRODUCTS—2.0%
592,400	Delta & Pine Land Co.	15,847

HEALTH CARE EQUIPMENT & SUPPLIES—11.0%
387,250	Advanced Medical Optics Inc.*	16,098
768,700	American Medical Systems Holdings Inc.*	17,872
500,300	Kyphon Inc.*	20,332
519,606	PolyMedica Corp.	18,249
571,023	Wright Medical Group Inc.*	14,767

		87,318

HEALTH CARE PROVIDERS & SERVICES—2.8%
203,900	Gentiva Health Services Inc.*	3,933
476,200	Manor Care Inc.	18,077

		22,010

HOTELS RESTAURANTS & LEISURE—1.5%
211,150	P.F. Chang’s China Bistro Inc.*	12,033

HOUSEHOLD DURABLES—1.4%
503,500	Tupperware Corp.	10,740

INTERNET SOFTWARE & SERVICES—6.1%
1,161,800	CNET Networks Inc.*	14,871
1,002,400	Digitas Inc.*	11,307

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INTERNET SOFTWARE & SERVICES—Continued
817,800	Openwave Systems Inc.	$15,170
1,274,300	Opsware Inc.*	7,136

		48,484

IT CONSULTING & SERVICES—4.3%
541,400	Keane Inc.*	6,789
846,700	Sapient Corp.*	6,587
881,400	Titan Corp.*	20,351

		33,727

LEISURE EQUIPMENT & PRODUCTS—0.5%
121,900	MarineMax Inc.*	4,054

MACHINERY—4.0%
86,700	A.S.V. Inc.*	4,157
242,650	Actuant Corp. Cl. A*	11,290
436,800	JLG Industries Inc.	13,689
29,700	Middleby Corp.	2,075

		31,211

MEDIA—1.9%
1,115,500	Radio One Inc. Cl. D*	14,736

METALS & MINING—3.5%
308,300	Arch Coal Inc.	17,548
218,700	James River Coal Co.*	10,299

		27,847

OIL & GAS—8.9%
728,250	Chesapeake Energy Corp.	19,015
447,900	Forest Oil Corp.*	20,048
741,650	Quicksilver Resources Inc.*	31,416

		70,479

PHARMACEUTICALS—5.4%
609,360	Andrx Corp.*	11,304
783,000	Impax Laboratories Inc.*	12,450
417,200	MGI PHARMA Inc.*	11,390
408,300	Nektar Therapeutics*	7,660

		42,804

REAL ESTATE—0.4%
100,400	Capital Trust Inc. Cl. A	3,358

ROAD & RAIL—1.2%
898,700	SIRVA Inc.*	9,562

SEMICONDUCTOR EQUIPMENT & PRODUCTS—6.0%
375,550	ATMI Inc.*	11,954
309,100	FormFactor Inc.*	8,080
696,400	Semtech Corp.*	12,786
424,800	Tessera Technologies Inc.*	14,919

		47,739

SOFTWARE—3.4%
401,800	Internet Security Systems Inc.*	9,149
1,959,500	ScanSoft Inc.*	8,054
2,416,000	SkillSoft plc ADR[1]*	9,350

		26,553

SPECIALTY RETAIL—1.7%
306,300	Williams-Sonoma Inc.*	13,526

TOTAL COMMON STOCKS (Cost $590,354)		766,708

SHORT-TERM INVESTMENTS—4.8%
(Cost $37,987)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$37,987	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FHLMC Bond (market value $38,749)	37,987

TOTAL INVESTMENTS—101.6% (Cost $628,341)		804,695
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.6%)		(13,027)

TOTAL NET ASSETS—100.0%		$791,668

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.9%)

Media	12.4
Commercial Services & Supplies	11.0
Diversified Financials	10.8
Insurance	8.6
Oil & Gas	7.5
Banks	5.3
Health Care Providers & Services	4.8
Industrial Conglomerates	4.8
Pharmaceuticals	4.5
Specialty Retail	3.3
Wireless Telecommunication Services	3.3
Electric Utilities	3.2
Food & Drug Retailing	3.1
Chemicals	3.0
Electrical Equipment	3.0
Aerospace & Defense	2.4
Household Durables	1.9
Office Electronics	1.8
Hotels Restaurants & Leisure	1.4

COMMON STOCKS—96.1%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.4%
255,800	United Technologies Corp.	$12,969

BANKS—5.3%
377,902	Bank of America Corp.	16,477
310,300	Washington Mutual Inc.	13,182

		29,659

CHEMICALS—3.0%
394,599	E.l. du Pont de Nemours & Co.	16,841

COMMERCIAL SERVICES & SUPPLIES—11.0%
295,680	Career Education Corp.*	11,469
1,038,670	Cendant Corp.	22,186
261,970	First Data Corp.	10,777
375,700	Pitney Bowes Inc.	16,749

		61,181

DIVERSIFIED FINANCIALS—10.8%
440,812	Citigroup Inc.	19,175
272,900	Federal National Mortgage Association	15,244
197,400	Merrill Lynch & Co. Inc.	11,603
261,700	Morgan Stanley, Dean Witter & Co.	13,883

		59,905

ELECTRIC UTILITIES—3.2%
328,200	Exelon Corp.	17,565

ELECTRICAL EQUIPMENT—3.0%
251,700	Emerson Electric Co.	16,562

FOOD & DRUG RETAILING—3.1%
560,600	CVS Corp.	17,395

HEALTH CARE PROVIDERS & SERVICES—4.8%
272,060	HCA Inc.	13,399
189,100	WellPoint Inc. *	13,377

		26,776

HOTELS RESTAURANTS & LEISURE—1.4%
149,850	Yum! Brands Inc.	7,845

HOUSEHOLD DURABLES—1.9%
113,419	Pulte Homes Inc.[1]	10,618

INDUSTRIAL CONGLOMERATES—4.8%
449,300	General Electric Co.	15,501
282,900	Honeywell International Inc.	11,112

		26,613

INSURANCE—8.6%
221,900	Allstate Corp.	13,594
364,220	American International Group Inc.	21,926
138,200	Chubb Corp.	12,275

		47,795

MEDIA—12.4%
814,400	Comcast Corp. Special Cl. A*	24,432
123,330	Discovery Holding Co. Series A*	1,760
140,200	Gannett Inc.	10,229
1,233,300	Liberty Media Corp. Series A*	10,841
1,260,600	Time Warner Inc.	21,455

		68,717

OFFICE ELECTRONICS—1.8%
755,400	Xerox Corp.[1]*	9,979

OIL & GAS—7.5%
333,600	Chevron Corp.	19,352
390,800	Devon Energy Corp.	21,920

		41,272

PHARMACEUTICALS—4.5%
358,900	Abbott Laboratories	16,736
313,800	Pfizer Inc.	8,316

		25,052

SPECIALTY RETAIL—3.3%
646,010	Office Depot Inc.*	18,334

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

WIRELESS TELECOMMUNICATION SERVICES—3.3%
524,500	Nextel Communications Inc. Cl. A*	$18,253

TOTAL COMMON STOCKS (Cost $446,543)		533,331

SHORT-TERM INVESTMENTS—6.8%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$34,766	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FNMA Bond (market value $35,463)	34,766

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
2,998,375	Prime Portfolio (1-day yield of 3.410%)	2,998

TOTAL SHORT-TERM INVESTMENTS (Cost $37,764)		37,764

TOTAL INVESTMENTS—102.9% (Cost $484,307)		571,095
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.9%)		(16,045)

TOTAL NET ASSETS—100.0%		$555,050

1	A portion or all of this security was out on loan at July 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings of (% of net assets)
(Excludes net cash and short-term investments of 3.3%)

Insurance	10.1
Oil & Gas	9.3
Banks	8.8
Electric Utilities	8.6
Diversified Financials	5.9
Household Durables	4.8
Specialty Retail	4.3
Food & Drug Retailing	3.7
Auto Components	3.1
Health Care Providers & Services	3.1
Real Estate	2.9
Chemicals	2.3
Diversified Telecommunication Services	2.3
Beverages	2.0
Food Products	2.0
Machinery	2.0
Road & Rail	1.8
Commercial Services & Supplies	1.7
Metals & Mining	1.7
Multiline Retail	1.5
Software	1.5
Gas Utilities	1.4
Textiles & Apparel	1.4
Airlines	1.3
Containers & Packaging	1.3
Aerospace & Defense	1.2
IT Consulting & Services	0.9
Leisure Equipment & Products	0.9
Paper & Forest Products	0.9
Media	0.8
Computers & Peripherals	0.6
Internet Software & Services	0.6
Semiconductor Equipment & Products	0.6
Building Products	0.5
Electrical Equipment	0.5
Industrial Conglomerates	0.4

COMMON STOCKS—96.7%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.2%
4,700	Goodrich Corp.	$208

AIRLINES—1.3%
4,400	Alaska Air Group Inc.*	154
7,500	ExpressJet Holdings Inc.*	78

		232

AUTO COMPONENTS—3.1%
3,600	Autoliv Inc.	160
8,500	Dana Corp.	134
9,000	Goodyear Tire & Rubber Co.[1]*	157
5,300	Tenneco Automotive Inc.	100

		551

BANKS—8.8%
4,300	Comerica Inc.	263
3,000	Downey Financial Corp.	232
6,900	Huntington Bancshares Inc.	172
7,300	KeyCorp	250
5,500	Popular Inc.	142
1,600	Regions Financial Corp.	54
3,200	UnionBanCal Corp.	228
5,900	United Bankshares Inc.	223

		1,564

BEVERAGES—2.0%
2,400	Molson Coors Brewing Co. Cl. B	150
7,700	PepsiAmericas Inc.	198

		348

BUILDING PRODUCTS—0.5%
3,400	Lennox International Inc.	83

CHEMICALS—2.3%
3,800	Eastman Chemical Co.	210
1,200	Georgia Gulf Corp.	38
1,900	Lubrizol Corp.	84
3,000	OM Group Inc.	70

		402

COMMERCIAL SERVICES & SUPPLIES—1.7%
8,800	Convergys Corp.*	128
9,300	Sabre Holdings Corp. Cl. A	179

		307

COMPUTERS & PERIPHERALS—0.6%
7,500	Western Digital Corp.	112

CONTAINERS & PACKAGING—1.3%
2,400	Greif Inc. Cl. A	151
3,300	Owens-Illinois Inc.*	85

		236

DIVERSIFIED FINANCIALS—5.9%
1,700	A.G. Edwards Inc.	75
5,100	Advanta Corp. Cl. B	153
1,700	Bear Stearns Cos. Inc.	174
3,300	CIT Group Inc.	146
10,800	Friedman, Billings, Ramsey Group Inc. Cl. A1	152
1,700	IndyMac Bancorp Inc.	74
3,900	Principal Financial Group*	171
5,100	Providian Financial Corp.	96

		1,041

DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
9,400	AT&T Corp.	186
6,500	CenturyTel Inc.[1]	223

		409

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

ELECTRIC UTILITIES—8.6%
6,800	American Electric Power Company Inc.[1]	$263
3,800	Constellation Energy Group Inc.	229
6,100	Edison International	249
3,800	NSTAR	115
3,500	Pinnacle West Capital Corp.	160
9,700	Puget Energy Inc.	227
14,100	Xcel Energy Inc.[1]	274

		1,517

ELECTRICAL EQUIPMENT—0.5%
1,300	Energizer Holdings Inc.*	83

FOOD & DRUG RETAILING—3.7%
6,400	Albertson’s Inc.[1]	136
6,100	Longs Drug Stores Corp.	265
2,700	Safeway Inc.*	66
5,200	SUPERVALU Inc.	184

		651

FOOD PRODUCTS—2.0%
9,000	Archer Daniels Midland Co.	206
8,300	Tyson Foods Inc. Cl. A	155

		361

GAS UTILITIES—1.4%
5,100	National Fuel Gas Co.	155
2,800	WGL Holdings Inc.[1]	96

		251

HEALTH CARE PROVIDERS & SERVICES—3.1%
2,300	CIGNA Corp.	246
3,600	Kindred Healthcare Inc.[1]*	132
3,300	Universal Health Services Inc. Cl. B	172

		550

HOUSEHOLD DURABLES—4.8%
170	NVR Inc.*	159
1,500	Ryland Group Inc.	121
3,400	Stanley Works	166
8,200	Tupperware Corp.	175
2,900	Whirlpool Corp.	232

		853

INDUSTRIAL CONGLOMERATES—0.4%
800	Reynolds American Inc.[1]	67

INSURANCE—10.1%
9,500	Aon Corp.	242
4,410	Cincinnati Financial Corp.	182
6,900	Horace Mann Educators Corp.	138
4,800	Jefferson-Pilot Corp.	241
2,300	LandAmerica Financial Group Inc.[1]	144
2,600	Lincoln National Corp.	126
1,300	MBIA Inc.	79
4,400	Nationwide Financial Services Inc. Cl. A	174
2,300	Protective Life Corp.	100
4,400	Safeco Corp.	242
1,400	StanCorp Financial Group Inc.	121

		1,789

INTERNET SOFTWARE & SERVICES—0.6%
10,300	EarthLink Inc.*	98

IT CONSULTING & SERVICES—0.9%
3,300	Computer Sciences Corp.*	151

LEISURE EQUIPMENT & PRODUCTS—0.9%
6,100	Eastman Kodak Co.	163

MACHINERY—2.0%
5,100	Albany International Corp. Cl. A	179
2,000	Cummins Inc.	171

		350

MEDIA—0.8%
5,400	American Greetings Corp. Cl. A1	137

METALS & MINING—1.7%
1,200	Nucor Corp.	67
2,500	Southern Peru Copper Corp.[1]	128
2,600	United States Steel Corp.	111

		306

MULTILINE RETAIL—1.5%
3,400	Federated Department Stores Inc.	258

OIL & GAS—9.3%
2,400	Amerada Hess Corp.	283
1,600	Houston Exploration Co.*	92
2,200	Sunoco Inc.	277
4,300	Swift Energy Co.[1]*	175
4,700	Tesoro Corp.*	227
4,000	Unocal Corp.	259
4,000	Valero Energy Corp.	331

		1,644

PAPER & FOREST PRODUCTS—0.9%
4,500	Georgia-Pacific Corp.	154

REAL ESTATE—2.9%
4,300	Crescent Real Estate Equities Co.[1]	84
4,500	Highwoods Properties Inc.	142
18,200	HRPT Properties Trust	235
1,700	RAIT Investment Trust[1]	54

		515

ROAD & RAIL—1.8%
4,000	CSX Corp.	182
3,700	GATX Corp.	140

		322

SEMICONDUCTOR EQUIPMENT & PRODUCTS—0.6%
6,200	Axcelis Technologies Inc.*	43
3,700	Fairchild Semiconductor International Inc. Cl. A*	62

		105

SOFTWARE—1.5%
5,800	Reynolds & Reynolds Co. Cl. A	162
4,700	Sybase Inc.*	100

		262

SPECIALTY RETAIL—4.3%
1,400	Barnes & Noble Inc.*	57
4,300	Borders Group Inc.	107
8,200	Limited Brands Inc.	200
2,300	Sherwin-Williams Co.	110
3,000	Stage Stores Inc.*	133
8,700	United Rentals Inc.[1]	162

		769

TEXTILES & APPAREL—1.4%
1,500	Liz Claiborne Inc.	62
3,200	VF Corp.	189

		251

TOTAL COMMON STOCKS (Cost $14,706)		17,100

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—15.0%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENTS
$505	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FNMA Bond (market value $518)	$505

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
2,153,202	Prime Portfolio (1-day yield of 3.410%)	2,153

TOTAL SHORT-TERM INVESTMENTS (Cost $2,658)		2,658

TOTAL INVESTMENTS—111.7% (Cost $17,364)		19,758
CASH AND OTHER ASSETS, LESS LIABILITIES—(11.7%)		(2,076)

TOTAL NET ASSETS—100.0%		$17,682

1	A portion or all of this security was out on loan at July 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 6.0%)

Household Durables	12.0
Health Care Providers & Services	11.8
Commercial Services & Supplies	7.2
Insurance	7.1
Diversified Financials	5.4
Electronic Equipment & Instruments	5.4
Oil & Gas	4.5
Banks	4.0
Real Estate	3.6
Hotels Restaurants & Leisure	3.4
Health Care Equipment & Supplies	3.0
Machinery	3.0
Building Products	2.4
Media	2.2
Textiles & Apparel	2.2
Chemicals	2.0
Biotechnology	1.9
Electric Utilities	1.9
Specialty Retail	1.8
Aerospace & Defense	1.6
Wireless Telecommunication Services	1.6
Automobiles	1.5
Gas Utilities	1.0
Internet & Catalog Retail	1.0
Multiline Retail	1.0
Personal Products	0.7
Energy Equipment & Services	0.5
Road & Rail	0.2
Pharmaceuticals	0.1

COMMON STOCKS—94.0%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.6%
872,296	Moog Inc. Cl. A	$27,538

AUTOMOBILES—1.5%
671,500	Winnebago Industries Inc.[1]	25,913

BANKS—4.0%
991,700	Accredited Home Lenders Holding Co.[1]*	47,116
211,350	Astoria Financial Corp.	5,905
215,000	BankUnited Financial Corp.*	5,676
655,279	Oriental Financial Group Inc.[1]	10,452

		69,149

BIOTECHNOLOGY—1.9%
1,083,110	Nabi Biopharmaceuticals[1]*	16,236
702,853	Serologicals Corp.[1]	16,166

		32,402

BUILDING PRODUCTS—2.4%
893,537	Watsco Inc.[1]	42,318

CHEMICALS—2.0%
366,800	Scotts Miracle-Gro Co. Cl. A1*	28,757
134,400	Valspar Corp.[1]	6,594

		35,351

COMMERCIAL SERVICES & SUPPLIES—7.2%
418,700	Administaff Inc.[1]*	10,719
526,300	Allied Waste Industries Inc.[1]*	4,516
696,800	Global Payments Inc.[1]	46,156
987,761	Headwaters Inc.[1]*	42,227
690,786	Kelly Services Inc. Cl. A1	21,014

		124,632

DIVERSIFIED FINANCIALS—5.4%
662,200	AmeriCredit Corp.[1]*	17,694
307,400	Eaton Vance Corp.[1]	7,553
826,500	Jefferies Group Inc.[1]	34,159
1,000,500	Raymond James Financial Inc.[1]	29,865
22,400	Student Loan Corp.[1]	4,855

		94,126

ELECTRIC UTILITIES—1.9%
1,134,600	PNM Resources Inc.	33,346

ELECTRONIC EQUIPMENT & INSTRUMENTS—5.4%
1,183,000	Checkpoint Systems Inc.[1]*	20,442
1,796,418	FLIR Systems Inc.[1]*	59,084
2,997,700	Sanmina-SCI Corp.[1]*	14,329

		93,855

ENERGY EQUIPMENT & SERVICES—0.5%
220,600	Oceaneering International Inc.*	9,464

GAS UTILITIES—1.0%
479,400	ONEOK Inc.[1]	16,755

HEALTH CARE EQUIPMENT & SUPPLIES—3.0%
749,200	The Cooper Companies Inc.[1]	51,470

HEALTH CARE PROVIDERS & SERVICES—11.8%
1,203,229	American Healthways Inc.[1]*	53,628
616,300	AMERIGROUP Corp.*	21,355
957,100	Covance Inc.[1]*	47,424
1,141,443	Pharmaceutical Product Development Inc.[1]*	65,325
334,400	Sunrise Senior Living Inc.[1]*	17,723

		205,455

HOTELS RESTAURANTS & LEISURE—3.4%
92,600	Brinker International Inc.*	3,787
892,249	CEC Entertainment Inc.[1]*	34,182
705,394	Sonic Corp.	21,381

		59,350

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOUSEHOLD DURABLES—12.0%
78,400	Harman International Industries Inc.[1]	$6,738
1,031,400	Hovnanian Enterprises Inc. Cl. A1*	72,899
642,200	Meritage Homes Corp.[1]*	59,692
492,900	Snap-on Inc.[1]	18,080
541,180	Standard Pacific Corp.[1]	51,623

		209,032

INSURANCE—7.1%
507,200	Commerce Group Inc.[1]	31,624
573,750	Delphi Financial Group Inc.[1]	27,833
649,557	Philadelphia Consolidated Holding Corp.[1]*	53,926
150,500	Protective Life Corp.[1]	6,556
84,900	United Fire & Casualty Co.[1]	3,802

		123,741

INTERNET & CATALOG RETAIL—1.0%
364,638	School Specialty Inc.[1]*	17,112

MACHINERY—3.0%
369,300	Bucyrus International Inc. Cl. A1	15,740
258,600	Harsco Corp.	15,581
505,100	Joy Global Inc.[1]	20,744

		52,065

MEDIA—2.2%
830,609	Scholastic Corp.[1]	30,708
821,179	Sinclair Broadcast Group Inc. Cl. A1	7,391

		38,099

MULTILINE RETAIL—1.0%
776,305	Stein Mart Inc.[1]*	17,614

OIL & GAS—4.5%
1,170,900	Cabot Oil & Gas Corp.[1]	47,445
278,300	Chesapeake Energy Corp.[1]	7,266
589,700	Swift Energy Co.[1]*	24,048

		78,759

PERSONAL PRODUCTS—0.7%
263,200	Chattem Inc.[1]	11,991

PHARMACEUTICALS—0.1%
28,750	Barr Pharmaceuticals Inc.*	1,363

REAL ESTATE—3.6%
689,252	Entertainment Properties Trust[1]	31,395
440,200	SL Green Realty Corp.	30,682

		62,077

ROAD & RAIL—0.2%
102,500	Overnite Corp.[1]	4,419

SPECIALTY RETAIL—1.8%
1,702,500	CSK Auto Corp.	31,854

TEXTILES & APPAREL—2.2%
1,139,800	Phillips-Van Heusen Corp.[1]	38,639

WIRELESS TELECOMMUNICATION SERVICES—1.6%
1,195,100	American Tower Corp. Cl. A1*	27,463

TOTAL COMMON STOCKS (Cost $1,327,454)		1,635,352

SHORT-TERM INVESTMENTS—29.1%
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$157,139	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FHLMC Bond (market value $46,231), and FNMA Bonds (aggregate market value $115,005)	157,139

Shares

SECURITIES LENDING COLLATERAL
349,072,069	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 3.410%)	349,072

TOTAL SHORT-TERM INVESTMENTS (Cost $506,211)		506,211

TOTAL INVESTMENTS—123.1% (Cost $1,833,665)		2,141,563
CASH AND OTHER ASSETS, LESS LIABILITIES—(23.1%)		(401,007)

TOTAL NET ASSETS—100.0%		$1,740,556

1	A portion or all of this security was out on loan at July 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor International Equity Funds
Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.5%)

United States (US)	15.7
United Kingdom (UK)	12.9
Switzerland (SWS)	12.7
Sweden (SW)	11.5
Spain (SP)	6.9
Singapore (SGP)	5.1
South Africa (S. AFR)	4.3
Norway (NOR)	4.2
Netherlands (NET)	3.9
Malaysia (MAL)	3.4
Japan (JP)	3.3
Italy (IT)	2.8
India (IND)	2.7
Hong Kong (HK)	1.4
Germany (GER)	1.4
France (FR)	1.3
Finland (FIN)	1.1
Denmark (DEN)	1.0
China (CHN)	0.8
Brazil (BR)	0.7
Australia (AUS)	0.4

COMMON STOCKS—91.7%
		Value
Shares		(000s)

AUTO COMPONENTS—4.3%
400,000	Autoliv Inc. (SW)	$17,785
3,222,000	Continental AG (GER)	249,437
2,597,345	Michelin (CGDE) Cl. B (FR)	159,925

		427,147

AUTOMOBILES—2.7%
2,006,700	Peugeot SA (FR)	128,824
3,667,000	Toyota Motor Corp. (JP)	138,615

		267,439

BANKS—15.7%
5,470,302	ABN AMRO Holding NV (NET)	136,145
24,907,677	Banca Intesa SpA (IT)	120,934
3,175,000	Banco Popolare di Verona e Novara S.c.r.l. (IT)	56,684
9,779,534	Banco Santander Central Hispano SA—Registered (SP)	120,788
14,126,000	Bank of Yokohama Ltd. (JP)	79,785
5,542,977	Credit Agricole SA (FR)	151,583
15,050,000	DBS Group Holdings Ltd. (SGP)	145,196
50,600,000	Malayan Banking Berhad (MAL)	153,446
10,500	Mitsubishi Tokyo Financial Group Inc. (JP)	87,480
8,366,223	Standard Chartered plc (UK)	162,954
11,900,000	Sumitomo Trust and Banking Co. Ltd. (JP)	73,174
1,502,188	UBS AG—Registered (SWS)	123,074
14,574,842	United Overseas Bank Ltd. (SGP)	132,160

		1,543,403

BEVERAGES—1.4%
10,101,880	Diageo plc (UK)	139,078

BUILDING PRODUCTS—2.7%
15,125,000	Asahi Glass Co. Ltd. (JP)	145,285
2,053,724	Compagnie de Saint-Gobain (FR)	123,217

		268,502

CHEMICALS—1.5%
7,524,139	The BOC Group plc (UK)	142,739

COMMUNICATIONS EQUIPMENT—2.4%
484,360	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]*	16,643
64,906,218	Ericsson (LM) Tel Ab Series B (SW)*	222,211

		238,854

CONSTRUCTION MATERIALS—1.4%
2,280,000	Holcim Ltd.— Registered (SWS)	140,898

DIVERSIFIED FINANCIALS—4.7%
1,905,000	Housing Development Finance Corp. (IND)	40,414
10,970,000	Investor Ab Cl. B (SW)	163,492
10,069,000	Nomura Holdings Inc. (JP)	119,177
970,000	ORIX Corp. (JP)	143,243

		466,326

DIVERSIFIED TELECOMMUNICATION SERVICES—2.9%
8,725,600	Telefonica SA (SP)	146,620
49,000,000	Telekom Malaysia Berhad (MAL)	142,172

		288,792

ELECTRICAL EQUIPMENT—3.2%
31,400,000	ABB Ltd. (SWS)*	213,095
1,468,000	Fanuc Ltd. (JP)	104,126

		317,221

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.9%
1,210,000	Hoya Corp. (JP)	148,872
1,250,000	Nidec Corp. (JP)	135,113

		283,985

FOOD PRODUCTS—1.7%
592,000	Nestle SA—Registered (SWS)	162,504

HOTELS RESTAURANTS & LEISURE—2.8%
2,404,500	Accor SA (FR)	122,370
17,900,000	Genting Berhad (MAL)	95,409

INTERNATIONAL EQUITY

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOTELS RESTAURANTS & LEISURE—Continued
17,700,000	Resorts World Berhad (MAL)	$50,429
1,457,484	United Overseas Land Ltd. (SGP)	2,057

		270,265

HOUSEHOLD DURABLES—0.7%
2,113,300	Sony Corp. (JP)	69,112

INDUSTRIAL CONGLOMERATES—0.7%
38,500,000	Sime Darby Berhad (MAL)	63,162

INSURANCE—4.3%
1,060,000	Allianz AG—Registered (GER)	134,592
5,948,956	AXA SA (FR)	162,367
4,171,007	ING Groep NV (NET)	126,076

		423,035

MEDIA—3.0%
4,160,000	JCDecaux SA (FR)*	96,891
5,685,200	News Corp. Ltd. Cl. B (US)	98,581
3,050,000	Publicis Groupe SA (FR)	103,610

		299,082

METALS & MINING—6.5%
4,793,740	Anglo American plc ADR (UK)[1]	121,953
624,478	Anglo American plc (UK)	15,788
2,086,000	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	71,717
32,000	AREVA Group (FR)	14,952
22,450,484	BHP Billiton plc (AUS)	318,977
2,755,685	Rio Tinto plc—Registered (UK)	91,491

		634,878

OFFICE ELECTRONICS—1.8%
3,485,000	Canon Inc. (JP)	171,399

OIL & GAS—11.3%
17,333,662	BG Group plc (UK)	143,185
19,369,472	BP plc (UK)	213,029
320,500,000	China Petroleum & Chemical Corp. (Sinopec Corp.) (CHN)	139,719
5,672,700	Eni SpA (IT)	160,713
2,365,000	Royal Dutch Shell Cl. A ADR (NET)[1]	144,927
24,800	Royal Dutch Shell Cl. A (NET)	763
5,800,000	Statoil ASA (NOR)	125,849
725,744	Total SA (FR)	181,488

		1,109,673

PAPER & FOREST PRODUCTS—2.2%
2,800,000	Aracruz Celulose SA ADR (BR)[1]	104,188
5,610,000	UPM-Kymmene Corp. (FIN)	108,614

		212,802

PERSONAL PRODUCTS—0.3%
2,188,000	Shiseido Co. Ltd. (JP)	29,758

PHARMACEUTICALS—4.4%
2,764,690	Novartis AG—Registered (SWS)	134,464
2,658,100	Novo Nordisk A/S Series B (DEN)	137,319
1,190,000	Roche Holdings Ltd. (SWS)	161,372

		433,155

SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.0%
8,925,000	Nikon Corp. (JP)	100,395

SPECIALTY RETAIL—2.0%
5,670,800	Compagnie Financiere Richemont AG Cl. A (SWS)	199,886

TOBACCO—1.2%
5,960,746	British American Tobacco plc (UK)	119,108

WIRELESS TELECOMMUNICATION SERVICES—2.0%
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	909
19,525,000	China Mobile (Hong Kong) Ltd. (HK)	78,206
44,222,653	Vodafone Group plc (UK)	113,904

		193,019

TOTAL COMMON STOCKS (Cost $5,771,842)		9,015,617

PREFERRED STOCKS—5.8%
BANKS—1.8%
5,182,688	Banco Bradesco SA (BR)	180,465

METALS & MINING—1.7%
6,024,000	Companhia Vale do Rio Doce Cl. A (BR)	169,137

OIL & GAS—2.3%
4,829,000	Petroleo Brasileiro SA-PETROBRAS (BR)	220,702

TOTAL PREFERRED STOCKS (Cost $179,257)		570,304

SHORT-TERM INVESTMENTS—2.2%
Principal
Amount
(000s)

COMMERCIAL PAPER
	American Express Credit Corp. Yrs. 3&4
$34,558	3.130%—08/02/2005	34,558
	Citigroup Funding Inc.
49,535	3.260%—08/03/2005	49,535
	General Electric Capital Corp.
46,477	3.210%—08/04/2005	46,477
	Prudential Funding Corp.
43,260	3.220%—08/01/2005	43,260
45,000	3.250%—08/05/2005	45,000

		88,260

TOTAL SHORT-TERM INVESTMENTS (Cost $218,830)		218,830

TOTAL INVESTMENTS—99.7% (Cost $6,169,929)		9,804,751
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		32,882

TOTAL NET ASSETS—100.0%		$9,837,633

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 1.1%)

Japan (JP)	15.0
United Kingdom (UK)	14.0
France (FR)	12.9
Switzerland (SWS)	12.8
Canada (CAN)	7.4
Mexico (MEX)	6.2
South Korea (S. KOR)	5.2
Hong Kong (HK)	4.6
Sweden (SW)	3.6
Germany (GER)	3.2
India (IND)	2.7
United States (US)	2.7
Singapore (SGP)	2.0
Austria (AUT)	1.9
Brazil (BR)	1.9
Ireland (IE)	1.5
South Africa (S. Africa)	1.1
Indonesia (IDN)	0.2

COMMON STOCKS—96.7%
		Value
Shares		(000s)

AUTO COMPONENTS—1.0%
18,354	Continental AG (GER)	$1,421

AUTOMOBILES—3.1%
43,750	Hyundai Motor Co. (S. KOR)	3,010
15,226	Renault SA (FR)	1,394

		4,404

BANKS—12.6%
156,831	Anglo Irish Bank Corporation plc (IE)	2,100
821,187	Bank Rakyat Indonesia (IDN)	267
53,087	Erste Bank der oesterreichischen Sparkassen AG (AUT)	2,703
63,341	ForeningsSparbanken AB Series A (SW)	1,498
337	Mitsubishi Tokyo Financial Group Inc. (JP)	2,808
431	Sumitomo Mitsui Financial Group (JP)	2,834
70,034	UBS AG—Registered (SWS)	5,738

		17,948

BEVERAGES—1.6%
165,155	Diageo plc (UK)	2,274

CHEMICALS—3.8%
63,394	Lonza Group Ltd.—Registered (SWS)	3,498
60,208	Reliance Industries Ltd. GDR (IND)[1,2]	1,942

		5,440

COMMUNICATIONS EQUIPMENT—2.5%
103,115	Ericsson (LM) Tel Ab Cl. B ADR (SW)[3]*	3,543

CONSTRUCTION & ENGINEERING—3.9%
68,524	VINCI SA (FR)	5,547

CONSTRUCTION MATERIALS—2.1%
62,406	CEMEX SA de C.V. ADR (MEX)[3]	2,943

DIVERSIFIED FINANCIALS—1.4%
72,408	ICICI Bank Ltd. ADR (IND)[3]	1,912

ELECTRIC UTILITIES—1.1%
198,006	British Energy plc (UK)	1,495

ELECTRICAL EQUIPMENT—1.1%
22,078	Fanuc Ltd. (JP)	1,566

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
6,000	Keyence Corp. (JP)	1,437
46,000	Nippon Electric Glass Co. Ltd. (JP)	689

		2,126

ENERGY EQUIPMENT & SERVICES—1.4%
46,682	Precision Drilling Corp. (CAN)*	1,976

FOOD & DRUG RETAILING—1.9%
80,997	Shoppers Drug Mart Corp. (CAN)	2,713

HOTELS RESTAURANTS & LEISURE—10.8%
345,755	Enterprise Inns plc (UK)	4,963
281,655	InterContinental Hotels Group plc (UK)	3,582
34,223	Kerzner International Ltd. (US)	2,045
1,660,000	Shangri-La Asia Ltd. (HK)	2,928
31,028	Wynn Resorts Ltd. (US)*	1,747

		15,265

HOUSEHOLD DURABLES—2.5%
154,705	Thomson SA (FR)	3,497

HOUSEHOLD PRODUCTS—2.2%
105,742	Reckitt Benckiser plc (UK)	3,171

MEDIA—4.7%
365,208	EMI Group plc (UK)	1,547
44,268	Grupo Televisa SA de CV ADR (MEX)[3]	2,920
92,062	JCDecaux SA (FR)*	2,144

		6,611

OIL & GAS—6.0%
30,364	CNOOC Ltd. ADR (HK)[3]	2,120
28,098	Petroleo Brasileiro SA-PETROBRAS ADR (BR)[3]	1,477
52,661	Sasol Ltd. (S. Africa)	1,576
45,491	Talisman Energy Inc. (CAN)	1,995
5,604	Total SA (FR)	1,401

		8,569

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

PERSONAL PRODUCTS—0.8%
34,941	Natura Cosmeticos (BR)	$1,172

PHARMACEUTICALS—10.6%
17,900	Astellas Pharma Inc. (JP)	582
74,000	Chugai Pharmaceutical Co. Ltd. (JP)	1,251
28,917	Novartis AG—Registered (SWS)	1,406
55,757	Roche Holdings Ltd. (SWS)	7,561
49,763	Sanofi-Aventis (FR)	4,296

		15,096

REAL ESTATE—5.6%
1,702,000	CapitaLand Ltd. (SGP)	2,888
951,971	Hang Lung Properties Ltd. (HK)	1,509
84,096	Leopalace21 Corp. (JP)	1,369
193,000	Sumitomo Realty & Development Co. Ltd. (JP)	2,120

		7,886

ROAD & RAIL—2.7%
57,197	Canadian National Railway Co. (CAN)	3,801

SEMICONDUCTOR EQUIPMENT & PRODUCTS—4.8%
1,007,792	ARM Holdings plc (UK)	2,095
39,100	Murata Manufacturing Co. Ltd. (JP)	1,886
5,230	Samsung Electronics Co. Ltd. (S. KOR)	2,866

		6,847

SOFTWARE—1.0%
40,500	Trend Micro Inc. (JP)	1,449

SPECIALTY RETAIL—2.3%
57,900	Yamada Denki Co. Ltd. (JP)	3,262

WIRELESS TELECOMMUNICATION SERVICES—3.7%
135,408	America Movil SA de C.V. Series L ADR (MEX)[3]	3,014
230,278	Carphone Warehouse Group plc (UK)	742
7,981	SK Telecom Co. Ltd. (S. KOR)*	1,520

		5,276

TOTAL COMMON STOCKS (Cost $121,714)		137,210

PREFERRED STOCKS—2.2%
(Cost $2,545)
HEALTH CARE PROVIDERS & SERVICES—2.2%
24,118	Fresenius AG (GER)	3,097

SHORT-TERM INVESTMENTS—1.6%
(Cost $2,317)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$2,317	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FHLMC Bond (market value $2,346)	2,317

TOTAL INVESTMENTS—100.5% (Cost $126,576)		142,624
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5%)		(698)

TOTAL NET ASSETS—100.0%		$141,926

1	This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and is considered to be liquid under procedures established by the Board of Trustees. At July 31, 2005, the security was valued at $1,942 or 1.37% of net assets.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor Fixed Income Funds
Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 3.2%)

Media	12.3
Hotels Restaurants & Leisure	11.1
Commercial Services & Supplies	10.0
Wireless Telecommunication Services	8.5
Chemicals	6.3
Aerospace & Defense	5.2
Diversified Telecommunication Services	4.8
Electric Utilities	4.4
Health Care Providers & Services	3.4
Household Products	3.0
Containers & Packaging	2.4
Oil & Gas	2.4
Building Products	2.2
Household Durables	2.0
Gas Utilities	1.8
Textiles & Apparel	1.7
Energy Equipment & Services	1.6
Metals & Mining	1.6
Food & Drug Retailing	1.5
Paper & Forest Products	1.5
Food Products	1.4
Health Care Equipment & Supplies	1.1
Pharmaceuticals	1.1
Software	1.1
Specialty Retail	1.0
Communications Equipment	0.8
Machinery	0.6
Beverages	0.5
Leisure Equipment & Products	0.5
Automobiles	0.3
Electronic Equipment & Instruments	0.3
Diversified Financials	0.2
Office Electronics	0.2

COMMON STOCKS—0.4%
(Cost $302)
		Value
Shares		(000s)

MEDIA—0.4%
10,000	Echostar Communications Corp. Cl. A	$287

CORPORATE BONDS & NOTES—93.5%
Principal
Amount
(000s)

AEROSPACE & DEFENSE—5.2%
	Argo-Tech Corp.
$250	9.250%—06/01/2011	274
	Armor Holdings Inc.
250	8.250%—08/15/2013	272
	Aviall Inc.
350	7.625%—07/01/2011	371
	BE Aerospace Inc.
150	8.500%—10/01/2010	166
	BE Aerospace Inc. Series B
100	8.000%—03/01/2008	101
100	8.875%—05/01/2011	107

		208

	Communications & Power Industrials Inc.
250	8.000%—02/01/2012	259
	Esterline Technologies Corp.
150	7.750%—06/15/2013	160
	K&F Acquisition Inc.
200	7.750%—11/15/2014	206
	L-3 Communications Corp.
200	6.375%—10/15/2015[5]	204
	Sequa Corp.
500	9.000%—08/01/2009	558
	Standard Aero Holdings Inc.
300	8.250%—09/01/2014[5]	318
	Titan Corp.
250	8.000%—05/15/2011	276
	Transdigm Inc.
500	8.375%—07/15/2011	535

		3,807

BEVERAGES—0.5%
	Le-Nature’s Inc.
100	9.000%—06/15/2013[5]	105
	Reddy Ice Group Inc.
250	8.875%—08/01/2011	266

		371

BUILDING PRODUCTS—2.2%
	Associated Materials Inc.
250	9.750%—04/15/2012	261
	Builders FirstSource Inc.
250	7.518%—02/15/2012[1,5]	254
	Collins & Aikman Floor Cover Series B
150	9.750%—02/15/2010	157
	Interface Inc.
250	7.300%—04/01/2008	256
250	10.375%—02/01/2010	279

		535

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

BUILDING PRODUCTS—Continued
	Norcraft Cos. LP
$250	9.000%—11/01/2011	$262
	Nortek Inc.
150	8.500%—09/01/2014	147

		1,616

CHEMICALS—6.2%
	Borden US Finance Corp.
250	9.000%—07/15/2014[5]	260
	Equistar Chemicals LP
500	10.625%—05/01/2011	560
	Hexcel Corp.
200	6.750%—02/01/2015	203
	Huntsman Advanced Materials LLC
400	11.000%—07/15/2010	457
	Huntsman International LLC
100	7.375%—01/01/2015[5]	102
	Huntsman International Holdings LLC
152	10.125%—07/01/2009	158
	Huntsman LLC
99	11.500%—07/15/2012	116
130	11.625%—10/15/2010	153

		269

	Lyondell Chemical Co.
250	10.500%—06/01/2013	290
250	10.875%—05/01/2009	261

		551

	Millennium America Inc.
150	9.250%—06/15/2008	164
	Nalco Co.
300	8.875%—11/15/2013	328
	PQ Corp.
250	7.500%—02/15/2013[5]	251
	Resolution Performance Products Inc.
400	13.500%—11/15/2010	434
	Rockwood Specialties Group Inc.
250	7.500%—11/15/2014[5]	254
500	10.625%—05/15/2011	556

		810

		4,547

COMMERCIAL SERVICES & SUPPLIES—10.0%
	Aearo Co.
250	8.250%—04/15/2012	253
	Alderwoods Group Inc.
250	7.750%—09/15/2012	266
	Allied Waste North America Series B
200	8.875%—04/01/2008	212
	Ashtead Holdings plc
150	8.625%—08/01/2015[5]	156
	Brickman Group Ltd. Series B
500	11.750%—12/15/2009	572
	Buhrmann US Inc.
250	8.250%—07/01/2014	255
	Carriage Services Inc.
350	7.875%—01/15/2015[5]	368
	Casella Waste Systems Inc.
200	9.750%—02/01/2013	217
	CHC Helicopter Corp.
150	7.375%—05/01/2014	152
	Coinmach Corp.
300	9.000%—02/01/2010	312
	Corrections Corp of America
250	7.500%—05/01/2011	261
	Da-Lite Screen Co. Inc.
300	9.500%—05/15/2011	321
	DynCorp Finance
200	9.500%—02/15/2013[5]	200
	FTI Consulting Inc.
250	3.750%—07/15/2012[3,5]	255
	General Binding Corp.
350	9.375%—06/01/2008	355
	Iron Mountain Inc.
250	7.750%—01/15/2015	259
	JohnsonDiversey Holdings Inc.
150	10.670%—05/15/2013[2]	108
	Monitronics International Inc.
250	11.750%—09/01/2010	262
	National Waterworks Inc. Series B
500	10.500%—12/01/2012	587
	Neff Rental LLC
250	11.250%—06/15/2012[5]	260
	Norcross Safety Products LLC Series B
250	9.875%—08/15/2011	266
	RH Donnelley Inc.
250	10.875%—12/15/2012	291
	Service Corp International
150	7.700%—04/15/2009	161
	Valmont Industries Inc.
250	6.875%—05/01/2014	254
	Visant Corp.
150	7.625%—10/01/2012	153
	Wesco Distribution Inc. Series B
303	9.125%—06/01/2008	308
	Williams Scotsman Inc.
250	9.875%—06/01/2007	245

		7,309

COMMUNICATIONS EQUIPMENT—0.8%
	Lucent Technologies Inc.
100	5.500%—11/15/2008	101
550	6.450%—03/15/2029	498

		599

CONTAINERS & PACKAGING—1.9%
	AEP Industries Inc.
250	7.875%—03/15/2013[5]	251
	BWAY Corp.
250	10.000%—10/15/2010	267
	Graphic Packaging International Inc.
150	9.500%—08/15/2013	154
	Jefferson Smurfit Corp.
250	7.500%—06/01/2013	242

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

CONTAINERS & PACKAGING—Continued
	Owens-Brockway Glass Container Inc.
$200	7.750%—05/15/2011	$213
	Stone Container Finance
250	7.375%—07/15/2014	239

		1,366

DIVERSIFIED FINANCIALS—0.2%
	Arch Western Finance LLC
150	6.750%—07/01/2013	155

DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
	Call-Net Enterprises Inc.
150	10.625%—12/31/2008	162
	Cincinnati Bell Inc.
400	7.250%—07/15/2013	428
100	8.375%—01/15/2014	104

		532

	Citizens Communications Co.
200	6.250%—01/15/2013	196
	Insight Midwest LP
100	9.750%—10/01/2009	104
250	10.500%—11/01/2010	266

		370

	LCI International Inc.
250	7.250%—06/15/2007	246
	MCI Inc.
450	8.735%—05/01/2014	507
	Qwest Capital Funding Inc.
150	6.375%—07/15/2008	148
250	7.000%—08/03/2009	247

		395

	Qwest Corp.
100	6.671%—06/15/2013[1,5]	105
250	7.625%—06/15/2015[5]	259
100	7.875%—09/01/2011	105

		469

	Qwest Services Corp.
100	13.500%—12/15/2010	115
	Time Warner Telecom Holdings Inc.
200	9.250%—02/15/2014[5]	205
	Valor Telecommunications Enterprises LLC
300	7.750%—02/15/2015[5]	299

		3,496

ELECTRIC UTILITIES—4.4%
	Allegheny Energy Inc.
100	7.750%—08/01/2005	100
	Allegheny Energy Supply
450	8.250%—04/15/2012[5]	508
	Edison Mission Energy
700	7.730%—06/15/2009	742
150	10.000%—08/15/2008	168

		910

	Inergy LP
150	6.875%—12/15/2014[5]	148
	Mission Energy Holding Co.
250	13.500%—07/15/2008	300
	MSW Energy Holdings LLC
45	8.500%—09/01/2010	49
	MSW Energy Holdings LLC Series B
250	7.375%—09/01/2010	261
	Reliant Energy Inc.
350	6.750%—12/15/2014	347
	Sierra Pacific Resources
200	7.803%—06/15/2012	216
	Texas Genco LLC
350	6.875%—12/15/2014[5]	369

		3,208

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	Fisher Scientific International Inc.
200	6.125%—07/01/2015[5]	202

ENERGY EQUIPMENT & SERVICES—1.6%
	Compagnie Generale de Geophysique SA
100	7.500%—05/15/2015[5]	105
	Gulfmark Offshore Inc.
350	7.750%—07/15/2014	373
	Holly Energy Partners LP
150	6.250%—03/01/2015[5]	150
	Suburban Propane Partners LP
250	6.875%—12/15/2013	244
	Transmontaigne Inc.
250	9.125%—06/01/2010	268

		1,140

FOOD & DRUG RETAILING—1.5%
	Ingles Markets Inc.
350	8.875%—12/01/2011	372
	Rite Aid Corp.
350	4.750%—12/01/2006[3]	351
250	8.125%—05/01/2010	259

		610

	Stater Brothers Holdings
100	8.125%—06/15/2012	102

		1,084

FOOD PRODUCTS—1.4%
	B&G Foods Inc.
200	8.000%—10/01/2011	207
	Del Monte Corp.
150	6.750%—02/15/2015[5]	155
350	8.625%—12/15/2012	387

		542

	Dole Food Co. Inc.
53	8.875%—03/15/2011	57
	Michael Foods Inc.
250	8.000%—11/15/2013	258

		1,064

GAS UTILITIES—1.8%
	El Paso-Coastal Corp.
250	6.375%—02/01/2009	247
250	9.625%—05/15/2012	280

		527

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

GAS UTILITIES—Continued
	El Paso Corp.
$250	7.625%—08/16/2007[5]	$258
150	7.875%—06/15/2012	158

		416

	SEMCO Energy Inc.
250	7.750%—05/15/2013	262
	Tennessee Gas Pipeline Co.
100	7.500%—04/01/2017	111

		1,316

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
	Kinetic Concepts Inc.
325	7.375%—05/15/2013	339
	Koppers Inc.
250	9.875%—10/15/2013	274
	Medical Device Manufacturing Inc. Series B
200	10.000%—07/15/2012	216

		829

HEALTH CARE PROVIDERS & SERVICES—3.4%
	Beverly Enterprises Inc.
350	7.875%—06/15/2014	383
	DaVita Inc.
350	7.250%—03/15/2015[5]	364
	Genesis HealthCare Corp.
250	8.000%—10/15/2013	273
	Omega Healthcare Investors Inc.
250	7.000%—04/01/2014	255
	Psychiatric Solutions Inc.
250	7.750%—07/15/2015[5]	256
	Select Medical Corp.
350	7.625%—02/01/2015[5]	347
	Triad Hospitals Inc.
350	7.000%—11/15/2013	362
	Vanguard Health Holding Co. II LLC
250	9.000%—10/01/2014	273

		2,513

HOTELS RESTAURANTS & LEISURE—11.1%
	AMC Entertainment Inc. Series B
150	8.625%—08/15/2012	156
	American Casino & Entertainment Properties LLC
250	7.850%—02/01/2012	268
	Ameristar Casinos Inc.
250	10.750%—02/15/2009	272
	Argosy Gaming Co.
250	7.000%—01/15/2014	277
250	9.000%—09/01/2011	273

		550

	Aztar Corp.
250	7.875%—06/15/2014	268
250	9.000%—08/15/2011	271

		539

	CCM Merger Inc.
500	8.000%—08/01/2013[5]	512
	Chumash Casino & Resort Enterprise
150	9.520%—07/15/2010[5]	162
	Cinemark Inc.
250	9.750%—03/15/2014[2]	174
	Circus & Eldorado Joint Venture
300	10.125%—03/01/2012	319
	Felcor Lodging LP
400	9.000%—06/01/2011	444
	Gaylord Entertainment Co.
350	8.000%—11/15/2013	375
	Global Cash Access LLC
500	8.750%—03/15/2012	543
	Herbst Gaming Inc.
250	8.125%—06/01/2012	267
	HMH Properties Inc. Series B
6	7.875%—08/01/2008	6
	Host Marriott LP
100	9.250%—10/01/2007	108
	Inn of the Mountain Gods Resort & Casino
300	12.000%—11/15/2010	348
	Isle of Capri Casinos Inc.
250	7.000%—03/01/2014	253
	John Q. Hammons Hotels LP Series B
150	8.875%—05/15/2012	165
	Kerzner International Ltd.
30	2.375%—04/15/2024[3]	35
250	8.875%—08/15/2011	269

		304

	Las Vegas Sands Corp.
150	6.375%—02/15/2015	148
	Mandalay Resort Group Series B
300	10.250%—08/01/2007	329
	MGM Mirage
250	9.750%—06/01/2007	271
	NCL Corp.
250	10.625%—07/15/2014[5]	267
	Penn National Gaming Inc.
250	8.875%—03/15/2010	268
	Pinnacle Entertainment Inc.
400	8.250%—03/15/2012	423
	Seneca Gaming Corp.
250	7.250%—05/01/2012	261
100	7.250%—05/01/2012[5]	104

		365

	Town Sports International Inc.
250	9.625%—04/15/2011	267

		8,103

HOUSEHOLD DURABLES—2.0%
	American Achievement Corp.
350	8.250%—04/01/2012	365
	Goodman Global Holding Co. Inc.
500	6.410%—06/15/2012[1,5]	505
150	7.875%—12/15/2012[5]	145

		650

	Samsonite Corp.
250	8.875%—06/01/2011	271
	Sealy Mattress Co.
200	8.250%—06/15/2014	214

		1,500

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

HOUSEHOLD PRODUCTS—3.0%
	Central Garden & Pet Co.
$500	9.125%—02/01/2013	$542
	Church & Dwight Co. Inc.
100	6.000%—12/15/2012	101
	Elizabeth Arden Inc.
250	7.750%—01/15/2014	265
	Jafra Cosmetics International Inc.
163	10.750%—05/15/2011	183
	Jarden Corp.
250	9.750%—05/01/2012	269
	Nebraska Book Co. Inc.
300	8.625%—03/15/2012	287
	Playtex Products Inc.
250	9.375%—06/01/2011	266
	Prestige Brands Inc. Series B
150	9.250%—04/15/2012	154
	Spectrum Brands Inc. (f/k/a Raovac Corp.)
100	7.375%—02/01/2015[5]	99

		2,166

LEISURE EQUIPMENT & PRODUCTS—0.5%
	Leslie’s Poolmart Inc.
150	7.750%—02/01/2013	153
	Scientific Games Corp.
200	6.250%—12/15/2012[5]	204

		357

MACHINERY—0.6%
	Dresser-Rand Group Inc.
100	7.375%—11/01/2014[5]	105
	Mueller Group Inc.
300	10.000%—05/01/2012	322

		427

MEDIA—11.4%
	Advanstar Communications Inc.
200	10.750%—08/15/2010	228
	Advanstar Communications Inc. Series B
500	12.000%—02/15/2011	545
	Affinity Group Inc.
300	9.000%—02/15/2012	309
	Allbritton Communications Co.
250	7.750%—12/15/2012	252
	Cablevision Systems Corp. Series B
600	7.880%—04/01/2009[1]	622
	Cadmus Communications Corp.
300	8.375%—06/15/2014	313
	CanWest Media Inc.
350	10.625%—05/15/2011	383
	CBD Media Holdings LLC
250	9.250%—07/15/2012	260
	Citadel Broadcasting Corp.
200	1.875%—02/15/2011[3]	155
	Corus Entertainment Inc.
150	8.750%—03/01/2012	163
	Dex Media Inc.
250	8.000%—11/15/2013	269
100	9.000%—11/15/2013[2]	82

		351

	EchoStar Communications Corp.
350	5.750%—05/15/2008[3]	348
	Gray Television Inc.
250	9.250%—12/15/2011	274
	Houghton Mifflin Co.
200	8.250%—02/01/2011	211
	Insight Communications Co. Inc.
250	12.250%—02/15/2011[2]	256
	Kabel Deutschland GmbH
100	10.625%—07/01/2014[5]	111
	LBI Media Inc.
250	10.125%—07/15/2012	274
	Lodgenet Entertainment Corp.
150	9.500%—06/15/2013	164
	Mediacom Communications Corp.
500	5.250%—07/01/2006[3]	498
	Medianews Group Inc.
50	6.875%—10/01/2013	51
	Morris Publishing Group LLC
50	7.000%—08/01/2013	50
	Nexstar Finance Inc.
250	7.000%—01/15/2014	235
	Primedia Inc.
200	7.625%—04/01/2008	203
	Radio One Inc.
150	6.375%—02/15/2013[5]	150
	Sinclair Broadcast Group Inc.
450	4.875%—07/15/2018[3]	404
250	8.000%—03/15/2012	259

		663

	Sun Media Corp.
250	7.625%—02/15/2013	264
	Susquehanna Media Co.
250	7.375%—04/15/2013	260
	Telenet Group Holding NV
500	11.500%—06/15/2014[2,5]	405
	Videotron Ltee
100	6.875%—01/15/2014	103
	Yell Finance BV
260	13.500%—08/01/2011[2]	263

		8,364

METALS & MINING—1.6%
	Alpha Natural Resources LLC
500	10.000%—06/01/2012	558
	Consol Energy Inc.
150	7.875%—03/01/2012	165

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

METALS & MINING—Continued
	Foundation PA Coal Co.
$250	7.250%—08/01/2014	$266
	Massey Energy Co.
200	6.625%—11/15/2010	208

		1,197

OFFICE ELECTRONICS—0.2%
	Xerox Capital Trust I
150	8.000%—02/01/2027	157

OIL & GAS—2.4%
	Comstock Resources Inc.
300	6.875%—03/01/2012	306
	Encore Acquisition Co.
500	6.000%—07/15/2015[5]	491
250	8.375%—06/15/2012	278

		769

	Exco Resources Inc.
250	7.250%—01/15/2011	257
	Frontier Oil Corp.
250	6.625%—10/01/2011	261
	Harvest Operations Corp.
150	7.875%—10/15/2011	148

		1,741

PAPER & FOREST PRODUCTS—1.5%
	Boise Cascade LLC
250	6.474%—10/15/2012[1]	254
	Caraustar Industries Inc.
200	9.875%—04/01/2011	205
	Georgia Pacific Corp.
150	7.375%—07/15/2008	159
100	8.125%—05/15/2011	113

		272

	MDP Acquisitions plc
250	9.625%—10/01/2012	254
	Norske Skog Canada Ltd.
100	7.375%—03/01/2014	99

		1,084

PHARMACEUTICALS—1.1%
	Herbalife Ltd.
150	9.500%—04/01/2011	161
	NBTY Inc. Series B
250	8.625%—09/15/2007	251
	Warner Chilcott Corp.
400	8.750%—02/01/2015[5]	397

		809

SOFTWARE—1.1%
	Sungard Data Systems Inc.
100	8.525%—08/15/2013[1,5]	104
400	9.125%—08/15/2013[5]	418
250	10.250%—08/15/2015[5]	260

		782

SPECIALTY RETAIL—1.0%
	Hines Nurseries Inc.
150	10.250%—10/01/2011	157
	Pantry Inc.
250	7.750%—02/15/2014	258
	Petro Stopping Centers LP
350	9.000%—02/15/2012	357

		772

TEXTILES & APPAREL—1.7%
	Levi Strauss & Co.
250	8.254%—04/01/2012[1]	251
150	12.250%—12/15/2012	169

		420

	Oxford Industries Inc.
250	8.875%—06/01/2011	269
	Perry Ellis International Inc. Series B
250	8.875%—09/15/2013	256
	Phillips-Van Heusen Corp.
250	8.125%—05/01/2013	272

		1,217

WIRELESS TELECOMMUNICATION SERVICES—7.0%
	AirGate PCS Inc.
550	7.349%—10/15/2011[1]	575
	Alamosa Inc.
250	8.500%—01/31/2012	272
150	12.000%—07/31/2009[2]	168

		440

	American Cellular Corp. Series B
400	10.000%—08/01/2011	421
	Centennial Communications Corp.
500	8.125%—02/01/2014	539
150	10.125%—06/15/2013	170

		709

	Intelsat Bermuda Ltd.
500	8.695%—01/15/2012[1,5]	512
	New Skies Satellites NV
150	8.539%—11/01/2011[1]	157
	Nextel Communications Inc.
250	5.250%—01/15/2010[3]	251
	Nextel Partners Inc.
200	8.125%—07/01/2011	219
	PanAmSat Corp.
130	9.000%—08/15/2014	144
	PanAmSat Holding Corp.
200	10.375%—11/01/2014[2]	144
	Rogers Wireless Communications Inc.
300	8.000%—12/15/2012	325
	Rural Cellular Corp.
500	8.250%—03/15/2012	533
	SBA Telecommunications Inc.
246	9.750%—12/15/2011[2]	227

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

WIRELESS TELECOMMUNICATION SERVICES—Continued
	UbiquiTel Operating Co.
$100	9.875%—03/01/2011	$112
	Western Wireless Corp.
300	9.250%—07/15/2013	344

		5,113

TOTAL CORPORATE BONDS & NOTES (Cost $65,981)		68,411

PREFERRED STOCKS—2.9%
Shares

AUTOMOBILES—0.3%
	General Motors Corp.
9,622	4.500%—03/06/2032[3]	237
CHEMICALS—0.1%
	Celanese Corp.
3,500	4.250%—12/31/2049	98
CONTAINERS & PACKAGING—0.5%
	Owens-Illinois Inc.
4,000	4.750%—12/31/2049	164
	Smurfit-Stone Container Corp. Series A PIK[4]
9,520	7.000%—02/15/2012	227

		391

MEDIA—0.5%
	Emmis Communications Corp. Series A
1,700	6.250%—12/31/2049	74
	Spanish Broadcasting System Series B PIK[4]
269	10.750%—10/15/2013	294

		368

WIRELESS TELECOMMUNICATION SERVICES—1.5%
	Crown Castle International
22,500	6.250%—08/15/2012	1,119

TOTAL PREFERRED STOCKS (Cost $1,949)		2,213

SHORT-TERM INVESTMENTS—3.3%
(Cost $2,416)
Principal
Amount
(000s)

REPURCHASE AGREEMENTS
$2,416	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.750% collateralized by a FHLMC Bond (market value $2,468)	2,416

TOTAL INVESTMENTS—100.1% (Cost $70,648)		73,327
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1%)		(103)

TOTAL NET ASSETS—100.0%		$73,224

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2005.

2	Step coupon security.

3	Convertible security.

4	Payment-in-kind security.

5	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2005, the securities were valued at $11,919 or 16.28% of net assets.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 14.2%)

Mortgage Pass-Through	50.5
U.S. Government Obligations	11.8
Foreign Government Obligations	11.2
Corporate Bonds & Notes	5.6
Collateralized Mortgage Obligations	2.7
Asset-Backed Securities	2.4
Municipal Bonds	1.5
Preferred Stocks	0.1

ASSET-BACKED SECURITIES—2.4%
Principal
Amount		Value
(000s)		(000s)

	AAA Trust
	Series 2005-2 Cl. A1
$10,679	3.564%—11/26/2035[1,2,3]	$10,673
	Aames Mortgage Investment Trust
	Series 2005-2 Cl. 1A1
743	3.540%—07/25/2035[2]	743
	Asset Backed Securities Corp Home Equity Loan Trust
	Series 2004-HE10 Cl. A1
2,447	3.620%—09/25/2034[1,2]	2,448
	Capital Auto Receivables Asset Trust
	Series 2005-1 Cl. A1
744	3.398%—06/15/2006[1,2,3]	744
	Carrington Mortgage Loan Trust
	Series 2005-NC3 Cl. A1A
1,769	3.540%—06/25/2035[2]	1,770
	Centex Home Equity
	Series 2004-B Cl. AV2
78	3.560%—03/25/2034[1,2]	78
	Colonial Advisory Services CBO I Ltd.
	Series 1A Cl. A
969	3.696%—06/20/2008[2]	965
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
1,301	3.700%—12/25/2031[1,2]	1,303
	Federal National Mortgage Association
	Series 2005-T2 Cl. 1A1
1,845	3.103%—11/28/2035[2]	1,844
	Fremont Home Loan Trust
	Series 2004-2 Cl. 2A1
670	3.610%—07/25/2034[1,2]	671
	HFC Home Equity Loan Asset-Backed Certificates
	Series 2003-1 Cl. A
2,593	3.780%—10/20/2032[1,2]	2,596
	Residential Asset Mortgage Products Inc.
	Series 2004-RS8 Cl. AII1
6,654	3.600%—05/25/2026[1,2]	6,658
	Sears Credit Account Master Trust
	Series 2002-4 Cl. A
15,400	3.518%—08/18/2009[1,2]	15,409

TOTAL ASSET-BACKED SECURITIES (Cost $45,913)		45,902

COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
	Banc of America Funding Corp. REMIC[4]
	Series 2005-D Cl. A1
4,426	4.118%—05/25/2035[2]	4,337
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
476	4.382%—11/25/2030[1,2]	477
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4]
	Pass Thru Certificates
	Series 2003-1 Cl. 6A1
2,297	5.081%—04/25/2033[1,5]	2,264
	Series 2002-9 Cl. 2A
183	5.264%—10/25/2032[1,5]	183

		2,447

	Bear Stearns Alt-A Trust REMIC[4]
	Series 2005-4 Cl. 3A1
8,150	5.443%—05/25/2035[1,5]	8,243
	Federal Home Loan Mortgage Corp. REMIC[4]
524	3.838%—11/15/2030[1,2]	528
10,863	7.000%—10/15/2030[1]	11,371
915	8.000%—08/15/2022	938
136	9.000%—12/15/2020[1]	136

		12,973

	Federal Home Loan Mortgage Corp. REMIC[4]
	Series 2003-25 Cl. KP
9,896	5.000%—04/25/2033[1]	9,721
	Series 2002-W3 Cl. A3
1,091	6.000%—07/25/2024[1]	1,090

		10,811

	Federal National Mortgage Association
	Series 2003-W1 Cl. 1A1
1,296	6.500%—12/25/2042[1]	1,337
	FHLMC Structured Pass Through Securities
2,924	4.105%—08/15/2032[1,5]	2,912
	First Nationwide Trust REMIC[4]
	Series 2001-3 Cl. 1A1
145	6.750%—08/25/2031	146
	IndyMac ARM Trust REMIC[4]
	Series 2001-H2 Cl. A2
81	6.571%—01/25/2032[2]	81
	Small Business Administration
	Pass Thru Certificates
	Series 2003-20I Cl. 1
921	5.130%—09/01/2023	940
	Series 2001-20A Cl. 1
2,847	6.290%—01/01/2021[1]	3,021
	Series 2000-P10 Cl. 1
643	7.450%—08/01/2010	726

		4,687

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal
Amount		Value
(000s)		(000s)

	Structured Asset Securities Corp. REMIC[4]
	Series 2002-1A Cl. 4A
$118	6.103%—02/25/2032[1,2]	$119
	Series 2001-21A Cl. 1A1
364	6.250%—01/25/2032[1,2]	371

		490

	Washington Mutual Inc. REMIC[4]
	Pass Thru Certificates
	Series 2002-AR11 Cl. A1
985	5.128%—10/25/2032[1,2]	989

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,754)		49,930

CORPORATE BONDS & NOTES—5.6%
	American Airlines Inc.
	Pass Thru Certificates
	Series 2001-2 Cl. A1
359	6.978%—10/01/2012	374
	American General Finance Corp. MTN[6]
1,100	3.492%—03/23/2007[1,2]	1,100
	Banponce Corp.
2,000	6.750%—12/15/2005[1]	2,017
	BNP Paribas
6,600	5.186%—06/29/2049[3,5]	6,563
	DaimlerChrysler North America Holding MTN[6]
10,600	3.600%—11/17/2006[1,2]	10,608
	El Paso CGP Co.
7,036	7.420%—02/15/2037[1]	6,579
8,000	7.500%—08/15/2006[1]	8,240

		14,819

	El Paso Corp. MTN[6]
400	8.050%—10/15/2030	412
	Export-Import Bank of China
600	4.875%—07/21/2015[3]	590
	Federal Home Loan Banks
1,400	3.733%—02/05/2007[2]	1,296
	Federal National Mortgage Association
7,100	3.319%—09/22/2006[1,2]	7,097
	Ford Motor Credit Co.
10,300	4.218%—11/16/2006[1,2]	10,271
10,400	4.389%—03/21/2007[1,2]	10,288
400	6.875%—02/01/2006	404
3,500	7.600%—08/01/2005[1]	3,500

		24,463

	France Telecom SA
7,100	7.450%—03/01/2006[1,7]	7,227
	General Motors Acceptance Corp. MTN[6]
1,200	4.870%—10/20/2005[2]	1,202
	Goldman Sachs Group Inc. MTN[6]
8,780	3.981%—07/23/2009[1,2]	8,834
	PEMEX Project Funding Master Trust
1,000	8.625%—02/01/2022[7]	1,216
	Petroleum Export Ltd.
700	5.265%—06/15/2011[3]	699
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	42
	Qwest Corp.
300	7.500%—06/15/2023	276
2,700	7.625%—06/15/2015[3]	2,801

		3,077

	Sprint Capital Corp.
2,400	6.000%—01/15/2007	2,446
1,100	6.125%—11/15/2008	1,145

		3,591

	Sumitomo Mitsui Banking Corp.
5,900	5.625%—07/29/2049[3,5]	5,889
	UFJ Finance Aruba AEC
1,900	6.750%—07/15/2013	2,092
	United Airlines Inc.*
	Pass Thru Certificates
	Series 1993 Cl. C2
3,000	9.060%—06/17/2015[1]	1,613

TOTAL CORPORATE BONDS & NOTES (Cost $102,736)		104,821

FOREIGN GOVERNMENT OBLIGATIONS—11.2%
		Canadian Government Bond
C$	725	3.000%—12/01/2036	739
	1,500	5.750%—06/01/2033	1,518

			2,257

		Federal Republic of Germany
	€2,500	5.500%—01/04/2031	3,906
	1,500	5.625%—01/04/2028	2,352

			6,258

		Federative Republic of Brazil
	$320	4.250%—04/15/2006[2]	321
	1,129	4.313%—04/15/2009[2]	1,117
	12,930	8.000%—01/15/2018	13,136
	4,800	9.230%—06/29/2009[2]	5,557
	400	11.000%—08/17/2040	471

			20,602

		Federative Republic of Brazil—Bearer
	1,136	4.250%—04/15/2006[2]	1,139
	741	4.313%—04/15/2012[2]	719

			1,858

		Kingdom of Spain
	3,800	4.200%—01/31/2037	4,966
	2,000	5.750%—07/30/2032	3,241

			8,207

		Republic of France
	85,500	2.015%—08/04/2005	103,647
	1,200	4.000%—04/25/2055	1,523
	3,900	4.750%—04/25/2035	5,552
	9,500	5.750%—10/25/2032	15,387

			126,109

		Republic of Panama
	500	8.875%—09/30/2027	603
	3,480	9.375%—07/23/2012-01/16/2023	4,320
	5,000	9.625%—02/08/2011	6,012

			10,935

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal
Amount		Value
(000s)		(000s)

	Republic of Peru
$4,000	9.125%—01/15/2008	$4,430
5,700	9.125%—02/21/2012[1]	6,752
3,000	9.875%—02/06/2015	3,728

		14,910

	Russian Federation
11,500	5.000%—03/31/2030	12,774
1,500	5.000%—03/31/2030[3,7]	1,669

		14,443

	United Mexican States
1,100	8.125%—12/30/2019	1,333
400	9.875%—02/01/2010	479
200	11.375%—09/15/2016	293

		2,105

	United Mexican States MTN[6]
2,460	6.375%—01/16/2013	2,606
1,800	8.000%—09/24/2022	2,160
200	8.300%—08/15/2031	248

		5,014

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $214,193)		212,698

MORTGAGE PASS-THROUGH—50.5%
	Federal Home Loan Mortgage Corp.
153	4.528%—06/01/2024[1,2]	157
5,213	5.000%—10/01/2018[1]	5,234
11,026	6.000%—07/01/2016-01/01/2034[1]	11,283
3,474	6.000%—08/01/2028-03/01/2034	3,551
4	8.500%—02/01/2017	4

		20,229

	Federal Housing Authority Project
	221D4 Banco-5
251	7.400%—02/01/2021	252
	221D4 Banco-15
44	7.450%—05/01/2021	45
	221D4 Grey 98-4
3,104	7.450%—05/01/2021[1]	3,130

		3,427

	Federal National Mortgage Association
4,608	4.033%—10/01/2040[1,2]	4,700
5,877	4.500%—11/01/2019-06/01/2020	5,785
16,628	5.000%—08/01/2018-12/01/2019[1]	16,680
43,507	5.000%—11/01/2017-06/01/2020	43,644
386,401	5.500%—12/01/2016-05/01/2035[1]	388,700
152,649	5.500%—11/01/2016-07/01/2035	153,670
5,737	6.000%—05/01/2016-09/01/2017[1]	5,929
3,924	6.000%—04/01/2016-05/01/2033	4,054
164	9.000%—11/01/2009[1]	172

		623,334

	Federal National Mortgage Association TBA[8]
	August Delivery
187,000	5.000%—08/16/2020-08/11/2035	184,861
111,700	5.500%—08/11/2035	112,293

		297,154

	Federal National Mortgage Association TBA[8]
	September Delivery
3,500	5.000%—09/14/2035	3,441
	Government National Mortgage Association II
6	3.750%—07/20/2024[2]	6
6,670	3.750%—08/20/2022-02/20/2032[1,2]	6,718
23	4.125%—10/20/2025[2]	24
1,316	4.125%—12/20/2024-11/20/2029[1,2]	1,334
799	4.375%—03/20/2017-02/20/2025[1,2]	809

		8,891

TOTAL MORTGAGE PASS-THROUGH (Cost $955,175)		956,476

MUNICIPAL BONDS—1.5%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[1]	4,651
	City of New York
1,000	5.000%—03/01/2030[1]	1,044
	Golden State Tobacco Securitization Corp.
3,400	6.250%—06/01/2033[1]	3,789
2,740	6.750%—06/01/2039[1]	3,153
900	7.875%—06/01/2042	1,112

		8,054

	Metropolitan Transportation Authority
9,100	5.000%—11/15/2033[1]	9,632
	New York City Municipal Water Finance Authority
3,400	5.000%—06/15/2038	3,587
	Texas State
1,300	4.750%—04/01/2035[5]	1,356

TOTAL MUNICIPAL BONDS (Cost $26,285)		28,324

U.S. GOVERNMENT OBLIGATIONS—11.8%
	U.S. Treasury Bonds
7,941	2.375%—01/15/2025[1,9]	8,386
5,031	3.375%—01/15/2007[9]	5,167
1,082	3.625%—04/15/2028[9]	1,397
3,500	5.500%—08/15/2028[1]	3,979
100	6.000%—02/15/2026	119
16,400	6.250%—08/15/2023	19,781
2,700	6.625%—02/15/2027	3,463
11,500	7.875%—02/15/2021[1]	15,784

		58,076

	U.S. Treasury Notes
159,100	4.875%—02/15/2012[1]	165,539

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $227,497)		223,615

PREFERRED STOCKS—0.1%
(Cost $1,750)
Shares

Federal National Mortgage Association
34,600	7.000%—12/31/2049[2]	1,927

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—0.0%
No. of		Value
Contracts		(000s)

	Eurodollar Futures
4,150	Expire 09/2005	$13
	OTC ECAL 3ML
1,000	Expire 06/2006	14

TOTAL PURCHASED OPTIONS (Cost $46)		27

SHORT-TERM INVESTMENTS—29.0%
Principal
Amount
(000s)

BANK OBLIGATIONS
	CitiBank
$45,900	3.360%—09/19/2005[1]	45,900

COMMERCIAL PAPER
	Nordea North America Inc.
50,000	3.570%—10/27/2005[1]	49,569
	UBS Finance Inc. Yrs. 3&4
2,100	3.165%—08/30/2005	2,095

TOTAL COMMERCIAL PAPER		51,664

REPURCHASE AGREEMENTS
359,500	Repurchase Agreement with Credit Suisse First Boston dated July 29, 2005 due August 1, 2005 at 3.210% collateralized by a U.S. Treasury Bond (market value $359,650)	359,500
10,717	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.900% collateralized by a FHLMC Bond (market value $10,935)	10,717

TOTAL REPURCHASE AGREEMENTS		370,217

U.S. GOVERNMENT AGENCIES
	Federal National Mortgage Association
26,300	3.210%—09/07/2005[1]	26,213
50,500	3.250%—09/14/2005[1]	50,299

TOTAL U.S. GOVERNMENT AGENCIES		76,512

U.S. TREASURY BILLS
	U.S. Treasury Bills
10	2.900%—09/01/2005	10
210	2.930%—09/15/2005	209
4,140	2.948%—09/15/2005	4,125
130	2.971%—09/15/2005	130

		4,474

TOTAL SHORT-TERM INVESTMENTS (Cost $548,767)		548,767

TOTAL INVESTMENTS—114.8% (Cost $2,172,114)		2,172,487
CASH AND OTHER ASSETS, LESS LIABILITIES—(14.8%)		(279,460)

TOTAL NET ASSETS—100.0%		$1,893,027

FUTURES CONTRACTS OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

Euribor Futures (Buy)	77	€7,700	Sep-05	$28
Eurodollar Futures (Buy)	424	$106,000	Sep-05	(509)
Eurodollar Futures (Buy)	1,371	342,750	Dec-05	(2,245)
Eurodollar Futures (Buy)	1,094	273,500	Mar-06	(930)
Eurodollar Futures (Buy)	521	130,250	Jun-06	(414)
Eurodollar Futures (Buy)	15	3,750	Sep-06	(10)
Japanese Government Bonds 10 Yr. Futures (Buy)	17	¥1,700,000	Sep-05	(60)
U.S. Treasury Bonds Futures (Buy)	999	$99,900	Sep-05	(2,128)
U.S. Treasury Notes 5 Yr. Futures (Buy)	117	11,700	Sep-05	(60)
U.S. Treasury Notes 10 Yr. Futures (Sell)	124	12,400	Jun-05	235

				$(6,093)

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Brazilian Real (Buy)	$410	$388	Aug-05	$22
Brazilian Real (Buy)	3,702	3,216	Sep-05	486
Brazilian Real (Sell)	410	388	Aug-05	(22)
Brazilian Real (Sell)	3,702	3,468	Sep-05	(234)
Canadian Dollar (Sell)	2,124	2,155	Aug-05	31
Chilean Peso (Buy)	500	485	Aug-05	15
Chilean Peso (Buy)	431	410	Sep-05	21
Chilean Peso (Buy)	91	91	Feb-06	—
Chilean Peso (Sell)	91	91	Aug-05	—
Euro (Buy)	17,271	17,244	Aug-05	27
Euro (Sell)	162,620	162,164	Aug-05	(456)
Indian Rupee (Buy)	611	608	Sep-05	3
Japanese Yen (Buy)	26,737	26,916	Aug-05	(179)
Mexican Peso (Buy)	168	160	Aug-05	8
Mexican Peso (Buy)	419	410	Sep-05	9
Peruvian Sol (New) (Buy)	350	350	Aug-05	—
Peruvian Sol (New) (Buy)	430	430	Sep-05	—
Polish Zloty (Buy)	316	317	Aug-05	(1)
Polish Zloty (Buy)	324	326	Sep-05	(2)
Russian Ruble (New) (Buy)	331	338	Aug-05	(7)
Russian Ruble (New) (Buy)	427	428	Sep-05	(1)
Russian Ruble (New) (Buy)	326	325	Jan-05	1
Singapore Dollar (Buy)	340	341	Aug-05	(1)
Singapore Dollar (Buy)	411	409	Sep-05	2
Singapore Dollar (Buy)	337	338	Jan-05	(1)
Slovakian Koruna (Buy)	336	345	Aug-05	(9)
Slovakian Koruna (Buy)	418	425	Sep-05	(7)
South Korean Won (Buy)	377	385	Aug-05	(8)
South Korean Won (Buy)	460	466	Sep-05	(6)
South Korean Won (Buy)	693	696	Jan-05	(3)
Taiwan Dollar (New) (Buy)	346	355	Aug-05	(9)
Taiwan Dollar (New) (Buy)	419	427	Sep-05	(8)

				$(329)

TBA COMMITMENTS WHICH WERE OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

	Principal
	Amount	Coupon	Delivery	Value
Description	(000s)	Rate	Date	(000s)

Federal National Mortgage Association (proceeds receivable $20,552)	$20,500	5.0%	Aug-05	$20,490

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

			Unrealized
			Appreciation/
Par Value			(Depreciation)
(000s)	Description	Counterparty	(000s)

Interest Rate Swaps
C$ 1,600	To make or receive quarterly payments through 12/16/2019 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every three months based upon the CAD-BA-CDOR.	Bank of America N.A.	$22
$7,900	To make or receive quarterly payments through 12/15/2010 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Morgan Stanley Capital Services	(35)
38,800	To make or receive quarterly payments through 12/15/2010 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Barclays Bank plc	(163)
€1,600	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	Barclays Bank plc	51
3,200	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	UBS Warburg AG	406
3,900	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	JPMorgan Chase Bank, N.A.	516
3,900	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	JPMorgan Chase Bank, N.A.	540
1,900	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	Merrill Lynch Capital Services, Inc.	217
£1,600	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	Barclays Bank plc	(44)
1,800	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	JPMorgan Chase Bank, N.A.	(63)
1,900	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	UBS Warburg AG	(84)
¥ 130,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	Goldman Sachs Capital Markets, New York	(72)
258,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every three months based upon the JPY-LIBOR-BBA.	Goldman Sachs Capital Markets, New York	(100)
660,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	Morgan Stanley Capital Services	(314)
1,125,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every three months based upon the JPY-LIBOR-BBA.	UBS Warburg AG	(610)

			267

Credit Default Swaps
$1,300	Ford Motor Credit Company due 06/20/2006. Sell protection. Pay/receive 7.000%.	ABN AMRO Bank N.V.	26
100	General Motors Acceptance Corporation due 03/20/2006. Sell protection. Pay/receive 1.250%.	JPMorgan Chase Bank, N.A.	—
9,200	General Motors Acceptance Corporation due 09/20/2006. Sell protection. Pay/receive 1.700%.	Bank of America N.A.	36
1,600	General Motors Acceptance Corporation due 06/20/2006. Sell protection. Pay/receive 3.500%.	Merrill Lynch Capital Services, Inc.	34
1,400	General Motors Acceptance Corporation due 06/20/2006. Sell protection. Pay/receive 5.000%.	HSBC Bank USA	48
1,000	General Motors Acceptance Corporation due 08/20/2006. Sell protection. Pay/receive 6.875%.	JPMorgan Chase Bank, N.A.	27
1,300	Russian Federation due 06/20/2006. Sell protection. Pay/receive 5.000%.	Morgan Stanley Capital Services	2

			173

Total Swaps			$440

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

Swap Option (Call)	4,000,000	$4.00	Jun-06	$17
U.S. Treasury Bonds Futures (Call)	152	121.00	Aug-05	3
U.S. Treasury Bonds Futures (Put)	151	115.00	Aug-05	139
U.S. Treasury Notes 10 Yr. Futures (Call)	577	115.00	Aug-05	9
U.S. Treasury Notes 10 Yr. Futures (Call)	595	116.00	Aug-05	9
U.S. Treasury Notes 10 Yr. Futures (Put)	76	111.00	Aug-05	50
U.S. Treasury Notes 10 Yr. Futures (Put)	744	110.00	Aug-05	209

Written options outstanding, at value (premiums received of $1,123)				$436

1	At July 31, 2005, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. The securities pledged had an aggregate market value of $999,148.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2005.

3	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2005, the securities were valued at $29,628 or 1.57% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2005.

6	MTN after the name of a security stands for Medium Term Note.

7	Step coupon security.

8	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2005. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

9	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

*	Security in default.
£    British Pound.
C$  Canadian Dollar.

€	Euro.
¥    Japanese Yen.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of -1.1%)

Asset-Backed Securities	84.9
Collateralized Mortgage Obligations	7.6
U.S. Government Obligations	6.3
Foreign Government Obligations	2.3

ASSET-BACKED SECURITIES—84.9%
Principal
Amount		Value
(000s)		(000s)

	AmeriQuest Mortgage Securities Inc.
	Series 2005-R1 Cl. M1
$1,000	3.910%—03/25/2035	$997
	Capital Auto Receivables Asset Trust
	Series 2003-1 Cl. A3A
1,767	2.750%—04/16/2007[2]	1,756
	Capital One Master Trust
	Series 2001-8A Cl. A
1,275	4.600%—08/17/2009	1,280
	Series 2001-5 Cl. A
1,500	5.300%—06/15/2009	1,517

		2,797

	Centex Home Equity Loan Trust
	Series 2001-C Cl. A4
484	5.390%—02/25/2030[2]	486
	Chase Credit Card Master Trust
	Series 2001-4 Cl. A
1,500	5.500%—11/17/2008	1,520
	Chase Manhattan Auto Owner Trust
	Series 2002-A Cl. A4
1,364	4.240%—09/15/2008[2]	1,366
	Citibank Credit Card Issuance Trust
	Series 2001-A6 Cl. A6
1,215	5.650%—06/16/2008	1,231
	Connecticut RRB Special Purpose Trust Cl&P
	Series 2001-1 Cl. A3
1,026	5.730%—03/30/2009	1,040
	Contimortgage Home Equity Trust
	Pass Thru Certificates
	Series 1996-4 Cl. A10
635	4.050%—01/15/2028[1,2]	637
	DaimlerChrysler Auto Trust
	Series 2003-A Cl. A4
1,000	2.880%—10/08/2009[2]	987
	Discover Card Master Trust I
	Series 1996-3 Cl. A
1,005	6.050%—08/18/2008	1,016
	Series 2000-9 Cl. A
1,000	6.350%—07/15/2008	1,011

		2,027

	Federal National Mortgage Association
	Series 2002-W2 AF5
1,288	6.000%—06/25/2032[2,3]	1,295
	Fleet Credit Card Master Trust II
	Series 2003-A Cl. A
1,300	2.400%—07/15/2008[2]	1,291
	Ford Credit Auto Owner Trust
	Series 2002-D Cl. A4A
1,630	3.130%—11/15/2006[2]	1,627
	Gracechurch Card Funding plc
	Series 5 Cl. A2
1,000	2.700%—08/15/2008	985
	Granite Mortgage plc
	Series 2002-1 Cl. 3A
1,000	5.150%—04/20/2042[1]	1,268
	Holmes Financing plc
	Sereis 4 Cl. 2A
1,000	5.050%—07/15/2008[1]	1,244
	Honda Auto Receivables Owner Trust
	Series 2003-2 Cl. A4
1,000	2.160%—10/21/2008	976
	Series 2002-3 Cl. A4
1,875	3.610%—12/18/2007	1,871

		2,847

	Illinois Power Special Purpose Trust
	Series 1998-1 Cl. A6
934	5.540%—06/25/2009	947
	MBNA Credit Card Master Note Trust
	Series 2001-A1 Cl. A1
1,000	5.750%—10/15/2008	1,013
	Nissan Auto Receivables Owner Trust
	Series 2003-C Cl. A4
1,000	2.700%—12/17/2007	988
	Oncor Electricity Delivery Transition Bond Co.
	Series 2003-1 Cl. A1
1,833	2.260%—02/15/2009[2]	1,811
	Option One Mortgage Loan Trust
	Sereis 2005-1 Cl. M1
1,000	3.980%—02/25/2035[1,2]	1,001
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
2,000	4.140%—01/25/2035[1,2]	2,011
	PECO Energy Transition Trust
	Series 1999-A Cl. A6
1,000	6.050%—03/01/2009	1,017
	Permanent Financing plc
	Series 1 Cl. 4A1
1,000	5.100%—06/10/2009[1]	1,269
	Residential Asset Securities Corp.
	Series 2005-KS2 Cl. M1
2,000	3.890%—03/25/2035[1,2]	1,995
	Series 2005-KS1 Cl. M1
2,000	3.910%—02/25/2035[1,2]	1,998

		3,993

	Residential Funding Mortgage Securities II
	Series 2003-HS2 Cl. AIIB
920	3.710%—06/25/2028[1,2]	921
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
2,000	4.260%—10/25/2035[1,2]	2,021
	Standard Credit Card Master Trust
	Series 1994-2 Cl. A
1,500	7.250%—04/07/2008[2]	1,532

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued

Principal
Amount		Value
(000s)		(000s)

	Superior Wholesale Inventory Financing Trust
	Series 2005-A12 Cl. A
$1,000	3.530%—06/15/2010[1,2]	$1,001
	West Penn Funding LLC Transition Bonds
	Series 1999-A Cl. A3
1,797	6.810%—09/25/2008[2]	1,824

TOTAL ASSET-BACKED SECURITIES (Cost $47,235)		46,750

COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
	Federal Home Loan Mortgage Corp.
1,509	4.000%—06/15/2017	1,507
278	4.800%—02/15/2029[2]	278
147	6.500%—02/15/2023–04/15/2027[2]	147

		1,932

	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-1A Cl. 2A1
1,740	5.080%—01/25/2035[2,4]	1,747
	Structured Asset Securities Corp.
	Series 2002-1A Cl. 2A1
489	4.420%—02/25/2032[1,2]	490

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,218)		4,169

FOREIGN GOVERNMENT OBLIGATIONS—2.3%
(Cost $1,247)
Principal
Amount		Value
(000s)		(000s)

	Federal Republic of Germany
€1,000	4.500%—08/18/2006	$1,242

U.S. GOVERNMENT OBLIGATIONS—6.3%
(Cost $3,470)
U.S. Treasury Notes
$3,500	2.750%—06/30/2006	3,466

SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS
16	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.950% collateralized by a U.S. Treasury Bond (market value $20)	16

U.S. TREASURY BILLS
	U.S. Treasury Bills
50	3.235%—12/29/2005	49

TOTAL SHORT-TERM INVESTMENTS (Cost $65)		65

TOTAL INVESTMENTS—101.2% (Cost $56,235)		55,692
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2%)		(639)

TOTAL NET ASSETS—100.0%		$55,053

FUTURES CONTRACTS OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

U.S. Treasury Notes 2 Yr. Futures (Sell)	8	$1,600	Sep-05	$9

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Euro (Buy)	$5,230	$5,208	Aug-05	$22
Euro (Buy)	207	207	Nov-05	—
Euro (Sell)	5,230	5,575	Aug-05	345
Euro (Sell)	5,252	5,230	Nov-05	(22)

				$345

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2005.

2	At July 31, 2005, securities held by the Fund were pledged to cover margin requirements for open future contracts, if any. The securities pledged had an aggregate market value of $28,222.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at July 31, 2005.

€	Euro.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash of 0.3%)

Commercial Paper	43.9
U.S. Government Agencies	33.5
Bank Obligations	19.3
Asset-Backed Securities	2.9
Repurchase Agreement	0.1

ASSET-BACKED SECURITIES—2.9%
Principal
Amount		Value
(000s)		(000s)

	Capital Auto Receivables Asset Trust
	Series 2005-1 Cl. A1
$1,302	3.580%—06/15/2006[1,2]	$1,302
	DaimlerChrysler Auto Trust
	Series 2005-A Cl. A1
477	2.630%—01/08/2006[2]	477
	Series 2005-B Cl. A1
1,486	3.260%—05/08/2006	1,486

		1,963

TOTAL ASSET-BACKED SECURITIES (Cost $3,265)		3,265

BANK OBLIGATIONS—19.3%
	Barclays Bank plc
6,000	3.270%—08/08/2005	6,000
	Citibank New York
5,000	3.190%—08/16/2005	5,000
	Svenska Handelsbanken Ab
5,500	3.405%—09/12/2005	5,500
	Well Fargo Bank
5,500	3.270%—08/05/2005	5,500

TOTAL BANK OBLIGATIONS (Cost $22,000)		22,000

COMMERCIAL PAPER—43.9%
	ABN AMRO North America
4,000	3.520%—10/11/2005	3,972
1,500	3.530%—10/24/2005	1,488

		5,460

	ANZ Inc.
6,000	3.525%—10/21/2005	5,952
	BMW Capital Corp.
500	3.280%—08/01/2005	500
	CAFCO LLC
4,000	3.490%—10/12/2005	3,972
	CBA Finance Inc.
400	3.265%—08/08/2005	400
3,000	3.320%—08/15/2005	2,996

		3,396

	Charta Corp Yrs. 1&2
4,000	3.530%—10/17/2005	3,970
	Danske Corp.
1,800	3.230%—08/02/2005	1,800
3,500	3.265%—08/01/2005	3,500

		5,300

	Royal Bank of Scotland plc
1,000	3.500%—10/04/2005	994
	Societe Generale North America Inc.
5,500	3.270%—08/10/2005	5,495
	Tulip Funding Corp. Yrs. 1&2
4,000	3.280%—08/08/2005	3,997
	UBS Finance Inc.
5,000	3.280%—08/01/2005	5,000
	Westpac Capital Corp. Yrs. 1&2
4,000	3.450%—10/11/2005	3,973
	WestpacTrust Securities NZ Ltd.
2,000	3.540%—10/17/2005	1,985

TOTAL COMMERCIAL PAPER (Cost $49,994)		49,994

REPURCHASE AGREEMENTS—0.1%
(Cost $95)
95	Repurchase Agreement with State Street Corp. dated July 29, 2005 due August 1, 2005 at 2.950% collateralized by a U.S. Treasury Bond (market value $97)	95

U.S. GOVERNMENT AGENCIES—33.5%
	Federal Home Loan Banks
6,400	3.180%—08/05/2005	6,398
	Federal Home Loan Mortgage Corp.
2,496	3.180%—08/01/2005	2,496
3,000	3.300%—08/30/2005	2,992
6,000	3.450%—10/18/2005	5,955
11,500	3.490%—11/01/2005-11/03/2005	11,396

		22,839

	Federal National Mortgage Association
3,000	2.827%—08/03/2005	3,000
6,000	3.455%—10/19/2005	5,955

		8,955

TOTAL U.S. GOVERNMENT AGENCIES (Cost $38,192)		38,192

TOTAL INVESTMENTS—99.7% (Cost $113,546)[3]		113,546
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		348

TOTAL NET ASSETS—100.0%		$113,893

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2005.

2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2005, the securities were valued at $1,779 or 1.56% of net assets.

3	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—July 31, 2005 (Unaudited)

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
      Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation “NASDAQ” system and United Kingdom securities) are valued at the last sale price on a national exchange or system in which they are principally traded on the valuation date. Securities listed on NASDAQ or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
      Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for normal institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.
      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
      For the Funds which invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.
      Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.
Futures Contracts
      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.
      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Options
      Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Bond Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.
      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently “marked-to-market” to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
      When a Fund writes an option, the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
Swap Agreements
      To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are “marked-to-market” daily.
      Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or par value, of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default sway transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
      Entering into swap agreement involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
TBA/When-Issued Purchase Commitments
      Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.
      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.
      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s Subadviser deems it appropriate to do so.
TBA Sale Commitments
      Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.
Short Sales
      Each Fund, except Harbor International Fund, Harbor International Growth Fund and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.
Foreign Forward Currency Contracts
      Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is “marked-to-market” daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Foreign Currency Translations
      The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.
      Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Repurchase Agreements
      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.
Securities Lending
      Certain Funds may engage in securities lending. The loans are secured by collateral which is at least as equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at July 31, 2005, by Fund, are as follows:

	Market Value of	Collateral for
Fund	Securities on Loan	Securities on Loan

Harbor Capital Appreciation Fund	$289,574	$297,987
Harbor Mid Cap Growth Fund	6,683	6,827
Harbor Large Cap Value Fund	2,934	2,998
Harbor Mid Cap Value Fund	2,088	2,153
Harbor Small Cap Value Fund	338,232	349,072

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 2—TAX INFORMATION
      The identified cost, for tax purposes, of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2005 are as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$5,863,980	$1,720,098	$(50,061)	$1,670,037
Harbor Mid Cap Growth Fund	45,149	11,442	(1,040)	10,402
Harbor Small Cap Growth Fund	628,341	198,579	(22,225)	176,354
Harbor Large Cap Value Fund	484,307	90,893	(4,105)	86,788
Harbor Mid Cap Value Fund	17,364	2,592	(198)	2,394
Harbor Small Cap Value Fund	1,833,665	317,245	(9,347)	307,898
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund	6,169,929	3,675,113	(40,291)	3,634,822
Harbor International Growth Fund	126,576	18,304	(2,256)	16,048
HARBOR FIXED INCOME FUNDS
Harbor High-Yield Bond Fund	70,648	2,932	(253)	2,679
Harbor Bond Fund	2,172,114	16,614	(16,241)	373
Harbor Short Duration Fund	56,235	39	(582)	(543)

TRUSTEES AND OFFICERS	SHAREHOLDER SERVICING AGENT

David G. Van Hooser

Howard P. Colhoun

John P. Gould

Rodger F. Smith

Charles F. McCain

Constance L. Souders

Karen B. Wasil

INVESTMENT ADVISER

Harbor Capital Advisors, Inc.
One SeaGate
Toledo, OH 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

HCA Securities, Inc.
One SeaGate
Toledo, OH 43666
(419) 249-2900	Chairman, President and Trustee Trustee Trustee Trustee Chief Compliance Officer Vice President and Treasurer Secretary	Harbor Transfer, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109
One SeaGate
Toledo, Ohio 43666
1-800-422-1050
www.harborfund.com
09/2005

N-Q EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.CERT1	Certification of David G. Van Hooser, Principal Executive Officer, Chairman, President and Trustee
EX-99.CERT2	Certification of Constance L. Sounders, Principal Financial and Accounting Officer